As filed with the Securities and Exchange Commission on February 22, 1999 Registration Nos. 2-80348 and 811-3599
==============================================================================

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X /
     Pre-Effective Amendment No.  ______              /  /
     Post-Effective Amendment No.  49                 /X /
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   51                      /X /
                (Check appropriate box or boxes)

                               THE ROYCE FUND
              (Exact name of Registrant as specified in charter)

              1414 Avenue of the Americas, New York, New York  10019
            (Address of principal executive offices)    (Zip Code)
   Registrant's Telephone Number, including Area Code:        (212) 355-7311

                          Charles M. Royce, President
                                The Royce Fund
             1414 Avenue of the Americas, New York, New York  10019
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) / / immediately upon filing pursuant to paragraph (b)
/  / on Date pursuant to paragraph (b)
/x / 60 days after filing pursuant to paragraph (a)(i)
/  / on Date pursuant to paragraph (a)(ii)
/  / 75 days after filing pursuant to paragraph (a)(ii)
/  / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/   /  this  post-effective amendment designates a new  effective  date  for  a previously filed post-effective amendment.

                          Total number of pages: ___
                     Index to Exhibits is located on page:

[front cover]
                              P R O S P E C T U S


                                  TheRoyceFund
            ---------------------------------------------------------
            VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 25 YEARS
            ---------------------------------------------------------

                               Royce Premier Fund
                              Royce Micro-Cap Fund
                            Pennsylvania Mutual Fund
                                Royce Select Fund
                              Royce GiftShares Fund
                             Royce Total Return Fund
                           Royce Low-Priced Stock Fund
                                     PMF II

                             Investment Class Shares


                                   PROSPECTUS
                                 Month xx, 1999

        As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this
          prospectus is accurate or complete, nor has it judged these funds for investment merit. It is a crime to represent otherwise.

                              P R O S P E C T U S

"At Royce & Associates, Inc. ("Royce"), the Funds' investment adviser, we attempt to identify and invest in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth. We base this assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market, taking into consideration a number of relevant factors, including the company's future prospects. We select these securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of the current worth and thereby provide capital appreciation for Fund investors."

                                                                   --Chuck Royce

TABLE OF CONTENTS
----------------------------------------------------------------
 Royce Premier Fund                                            2
----------------------------------------------------------------
 Royce Micro-Cap Fund                                          4
----------------------------------------------------------------
 Pennsylvania Mutual Fund                                      6
----------------------------------------------------------------
 Royce Select Fund                                             8
----------------------------------------------------------------
 Royce GiftShares Fund                                        10
----------------------------------------------------------------
 Royce Total Return Fund                                      12
----------------------------------------------------------------
 Royce Low-Priced Stock Fund                                  14
----------------------------------------------------------------
 PMF II                                                       16
----------------------------------------------------------------
 Investing in Small- and Micro-Cap Stocks - A Primer          18
----------------------------------------------------------------
 Management of the Funds                                      20
----------------------------------------------------------------
 Investing in Royce Select Fund                               21
----------------------------------------------------------------
 Investing in Royce GiftShares Fund                           23
----------------------------------------------------------------
 General Shareholder Information                              24
----------------------------------------------------------------

     This Prospectus relates only to the Investment Class of shares of the above Funds, which are offered without sales charges or commissions. Shares of other Fund classes are generally offered only through certain broker-dealers.

--------------------------------------------------------------------------------

     The information on the following pages about each Fund's investment goals and principal strategies and about the primary risks for a Fund's investors is based on and should be read in conjunction with the information on pages 18 - 20 of this Prospectus. This section includes information about the investment and risk characteristics of small and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing.

     The performance information presented in this Prospectus is current to December 31, 1998. For more recent information, you can contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

     The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund or funds that focuses on small- and/or micro-cap companies.

Royce Premier Fund
--------------------------------------------------------------------------------

Investment Goals and Principal Strategies
--------------------------------------------------------------------------------

Royce Premier Fund's primary investment goal is long-term growth of capital and its secondary goal is current income. Royce invests the Fund's assets primarily in a limited number of equity securities issued by small companies with stock market capitalizations between $300 million and $1.5 billion. Royce generally looks to invest in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage and are trading significantly below its estimate of their "current worth."
     Normally, the Fund will invest at least 80% of its assets in the common stocks and convertible securities of such "premier" companies. At least 65% of these securities will be issued by companies with stock market capitalizations of less than $1.5 billion at the time of investment and/or will produce income for the Fund. Royce expects the Fund's portfolio to have a median market cap below $1 billion.

Primary Risks for Fund Investors
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will go up and down with the market, and you may lose money over short or even long periods of time.

     The prices of small-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited number of portfolio securities may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     In addition, the Fund's ability to achieve its goals will depend largely on Royce's skill in selecting the Fund's portfolio companies using its risk-averse value approach and on the degree to which the market eventually recognizes the current worth of these companies.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance is not an indication of how the Fund will perform in the future.

[bar chart]

------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
------------------------------------------

1998                6.74
1997               18.41
1996               18.12
1995               17.82
1994                3.28
1993               19.03
1992               15.80

[end bar chart]

--------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------
                                             From
                                             Inception
                1 Year   3 Year    5 Year    12/31/91
RPR             6.74     14.29     12.68     14.01
--------------------------------------------------
Russell 2000   -2.58     11.57     11.86     13.76
--------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 15.07%
(quarter ended 12/31/98) and the lowest return for a calendar quarter was -14.51% (quarter ended
9/30/98).

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                 None
---------------------------------------------------------------------
Maximum deferred sales charge                                    None
---------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends      None
---------------------------------------------------------------------
Early redemption fee
   On purchases held for one year or more                        None
---------------------------------------------------------------------
   On purchases held for less than one year                      1%
---------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
---------------------------------------------------------------------
Management fees                                                 1.00%
---------------------------------------------------------------------
Distribution (12b-1) fees                                        None
---------------------------------------------------------------------
Other expenses                                                  0.23%
---------------------------------------------------------------------
   Total Annual Fund Operating Expenses                         1.23%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

   1 Year     3 Years    5 Years    10 Years
--------------------------------------------
   $ 125       $ 390      $ 676     $ 1,489
--------------------------------------------

2 | The Royce Funds Prospectus

                                                                   Ticker: RYRPX
--------------------------------------------------------------------------------

The following tables present information on the Fund's past volatility and relative performance. This information is not necessarily predictive of future volatility or relative performance over full market cycles or in down markets. See page 19 for information about total returns, standard deviation and return per unit of risk.

-----------------------------------------------------------------------
RISK/RETURN COMPARISONS
Periods Ended December 31, 1998
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual     Standard       Return Per
Three Year                Total Return      Deviation      Unit Of Risk
-----------------------------------------------------------------------
RPR                           14.3%          12.9              1.11
-----------------------------------------------------------------------
Russell 2000                  11.6%          19.9              0.58
-----------------------------------------------------------------------
Since Inception (12/31/91)
-----------------------------------------------------------------------
RPR                           14.0%           9.4              1.49
-----------------------------------------------------------------------
Russell 2000                  13.8%          15.5              0.89
-----------------------------------------------------------------------

---------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/98)
---------------------------------------------------
Number of Securities                             50
---------------------------------------------------
Median Market Capitalization           $534 Million
---------------------------------------------------

-------------------------------------------------------
DOWN MARKET PERFORMANCE COMPARISON
All Down Periods of 7.5% or Greater, in Percentages (%)
-------------------------------------------------------

[bar chart]

                       RPR         Russell 2000
                       ---         ------------
2/12/92 -              0.0            -12.0
7/8/92

3/18/94 -             -4.2            -12.3
12/9/94

5/22/96 -             -6.4            -15.4
7/24/96

1/22/97 -              0.3             -9.0
4/25/97

10/13/97 -           -11.0            -11.3
1/12/98

4/21/98 -            -26.9            -36.5
10/8/98

[end bar chart]

All Russell 2000 downturns of 7.5% or more from the index's prior historical high since the Fund's inception.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1998 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                                        1998        1997       1996        1995        1994
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $8.70       $7.81      $7.12       $6.48       $6.41
---------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                        0.05        0.09       0.10        0.10        0.06
---------------------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)       0.53        1.35       1.18        1.05        0.15
---------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             0.58        1.44       1.28        1.15        0.21
---------------------------------------------------------------------------------------------------------------------
Less Distributions
   Dividends (from net investment income)                      (0.05)      (0.09)     (0.10)      (0.09)      (0.05)
---------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                          (0.09)      (0.46)     (0.49)      (0.42)      (0.09)
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                                         (0.14)      (0.55)     (0.59)      (0.51)      (0.14)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $9.14       $8.70      $7.81       $7.12       $6.48
---------------------------------------------------------------------------------------------------------------------
Total Return                                                    6.7%       18.4%      18.1%       17.8%        3.3%
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
   Net Assets, End of Period (millions)                         $569        $533       $317        $302        $202
---------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*                     1.23%       1.24%      1.25%       1.25%       1.38%
---------------------------------------------------------------------------------------------------------------------
   Ratio of Net Income to Average Net Assets                    0.55%       1.20%      1.25%       1.48%       1.19%
---------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                        46%         18%        34%         39%         38%
---------------------------------------------------------------------------------------------------------------------

*The ratio of expenses to average net assets before fee waivers by the investment adviser for 1996 would have been 1.28%.

                                                  The Royce Funds Prospectus | 3

Royce Micro-Cap Fund
--------------------------------------------------------------------------------

Investment Goal and Principal Strategies
--------------------------------------------------------------------------------
     Royce Micro-Cap Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies (companies with stock market capitalizations below $300 million). Royce selects these securities from a universe of more than 6,400 micro-cap companies, generally focusing on companies that it believes are trading considerably below its estimate of their current worth.

     Normally, the Fund will invest at least 80% of its assets in the common stocks and convertible securities of small-cap (companies with stock market capitalizations below $1.5 billion) and micro-cap companies. At least 65% of its assets will be in micro-cap securities at the time of investment, and Royce expects the Fund's portfolio to have a median market cap below $300 million.

Primary Risks for Fund Investors
--------------------------------------------------------------------------------
     As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will go up and down with the market, and you may lose money over short or even long periods of time.

     The prices of micro-cap securities are generally even more volatile and their market is even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.

     In addition, the Fund's ability to achieve its goal will depend largely on Royce's skill in selecting the Fund's portfolio companies using its risk-averse value approach and on the degree to which the market eventually recognizes the current worth of these companies.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000 the Fund's benchmark index. Past performance is not an indication of how the Fund will perform in the future.

[bar chart]

------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
------------------------------------------
1998            -3.34
1997            24.69
1996            15.54
1995            19.06
1994             3.55
1993            23.67
1992            29.41

[end bar chart]

---------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
---------------------------------------------------------
                                         From Inception
               1 Year   3 Year     5 Year    12/31/91
=========================================================
RMC            -3.34     11.67      11.42     15.53
---------------------------------------------------------
Russell 2000   -2.58     11.57      11.86     13.76
---------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 15.62% (quarter ended 9/30/97) and the lowest return for a calendar quarter was -20.70% (quarter ended 9/30/98).

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

-----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
=============================================================================
Maximum sales charge (load) imposed on purchases              None
-----------------------------------------------------------------------------
Maximum deferred sales charge                                 None
-----------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   None
-----------------------------------------------------------------------------
Early redemption fee
   On purchases held for one year or more                     None
-----------------------------------------------------------------------------
   On purchases held for less than one year                   1%
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------
Management fees                                               1.50%
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                     None
-----------------------------------------------------------------------------
Other expenses                                                0.31%
-----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                       1.81%
-----------------------------------------------------------------------------
Fee Waiver                                                   (0.32)%
-----------------------------------------------------------------------------
Net Annual Fund Operating Expenses                            1.49%
-----------------------------------------------------------------------------

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.49% through December 31, 1999.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

   1 Year     3 Years    5 Years    10 Years
============================================
    $152      $471        $813      $1,779

4 | The Royce Funds Prospectus

                                                                   Ticker: RYOTX
--------------------------------------------------------------------------------

The following tables present information on the Fund's past volatility and relative performance. This information is not necessarily predictive of future volatility or relative performance over full market cycles or in down markets. See page 19 for information about total returns, standard deviation and return per unit of risk.

-----------------------------------------------------------------------
RISK/RETURN COMPARISONS
Periods Ended December 31, 1998
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual     Standard       Return Per
Three Year                Total Return      Deviation      Unit Of Risk
-----------------------------------------------------------------------
RMC                            11.7%          16.4             0.71
-----------------------------------------------------------------------
Russell 2000                   11.6%          19.9             0.58
-----------------------------------------------------------------------
Since Inception (12/31/91)
-----------------------------------------------------------------------
RMC                            15.5%          12.3             1.26
-----------------------------------------------------------------------
Russell 2000                   13.8%          15.5             0.89
-----------------------------------------------------------------------

---------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/98)
---------------------------------------------------
Number of Securities                            135
---------------------------------------------------
Median Market Capitalization           $177 Million
---------------------------------------------------

-------------------------------------------------------
DOWN MARKET PERFORMANCE COMPARISON
All Down Periods of 7.5% or Greater, in Percentages (%)
-------------------------------------------------------

[bar chart]

                       RMC         Russell 2000
                       ---         ------------
2/12/92 -             -1.5            -12.0
7/8/92

3/18/94 -             -4.4            -12.3
12/9/94

5/22/96 -             -8.7            -15.4
7/24/96

1/22/97 -             -5.1             -9.0
4/25/97

10/13/97 -            -7.8            -11.3
1/12/98

4/21/98 -            -33.6            -36.5
10/8/98

[end bar chart]

All Russell 200 downturns of 7.5% or more from the index's prior historical high since the Fund's inception.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1998 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                                1998        1997       1996        1995        1994
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $9.40       $8.14      $7.53       $6.48       $6.47
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------
   Net investment income (loss)                       (0.05)          -      (0.01)          -          -
-----------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities
   (both realized and unrealized)                     (0.29)       2.01       1.17        1.24        0.23
-----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                   (0.34)       2.01       1.16        1.24        0.23
-----------------------------------------------------------------------------------------------------------
Less Distributions
   Dividends (from net investment income)             (0.01)          -          -           -           -
-----------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                 (0.50)      (0.75)     (0.55)      (0.19)      (0.22)
-----------------------------------------------------------------------------------------------------------
   Total Distributions                                (0.51)      (0.75)     (0.55)      (0.19)      (0.22)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $8.55       $9.40      $8.14       $7.53       $6.48
-----------------------------------------------------------------------------------------------------------
Total Return                                          (3.3)%       24.7%      15.5%       19.1%        3.6%
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
   Net Assets, End of Period (millions)                $165        $200       $141         $98         $27
-----------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*            1.49%       1.49%      1.79%       1.94%       1.99%
-----------------------------------------------------------------------------------------------------------
   Ratio of Net Income (loss) to Average Net Assets   (0.57)%      0.04%     (0.20)%      0.10%       0.02%
-----------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                               56%         38%        70%         25%         54%
-----------------------------------------------------------------------------------------------------------

*The ratio of expenses to average net assets before fee waivers by the investment adviser for 1998, 1997, 1996, 1995 and 1994 would have been 1.81%, 1.80%, 1.87%, 1.97% and 2.34% respectively.

                                                  The Royce Funds Prospectus | 5

Pennsylvania Mutual Fund
--------------------------------------------------------------------------------

Investment Goal and Principal Strategies
--------------------------------------------------------------------------------
Pennsylvania Mutual Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by both small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth. In the upper end of the small-cap range (companies with stock market capitalizations from $300 million to $1.5 billion), the Fund generally invests in securities of companies that Royce classifies as premier -- those it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage. In the lower end of the range (market capitalizations below $300 million), the Fund invests in securities selected by Royce from a universe of more than 6,400 micro-cap companies.

     Normally, the Fund will invest at least 65% of its assets in the common stocks and convertible securities of such small- and micro-cap companies, and Royce expects the Fund's portfolio to have a median market cap below $1 billion.

Primary Risks for Fund Investors
--------------------------------------------------------------------------------
As with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will go up and down with the market, and you may lose money over short or even long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     In addition, the Fund's ability to achieve its goal will depend largely on Royce's skill in selecting the Fund's portfolio companies using its risk-averse value approach and on the degree to which the market eventually recognizes the current worth of these companies.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year over the last 10 years and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance is not an indication of how the Fund will perform in the future.

[bar chart]

------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
------------------------------------------
1998             4.17
1997            24.96
1996            12.85
1995            18.72
1994            -0.72
1993            11.25
1992            16.19
1991            31.83
1990           -11.54
1989            16.69

[end bar chart]

----------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
----------------------------------------------------
              1 Year   5 Year     10 Year    20 Year
====================================================
PMF            4.17     11.60      11.78     15.54
----------------------------------------------------
Russell 2000  -2.58     11.86      12.92     14.90
----------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 20.24% (quarter ended 3/31/91) and the lowest return for a calendar quarter was -16.55% (quarter ended 9/30/90).

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
=============================================================================
Maximum sales charge (load) imposed on purchases              None
-----------------------------------------------------------------------------
Maximum deferred sales charge                                 None
-----------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   None
-----------------------------------------------------------------------------
Early redemption fee
   On purchases held for one year or more                     None
-----------------------------------------------------------------------------
   On purchases held for less than one year                   1%
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
=============================================================================
Management fees                                               0.78%
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                     None
-----------------------------------------------------------------------------
Other expenses                                                0.23%
-----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                       1.01%
-----------------------------------------------------------------------------

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

   1 Year     3 Years    5 Years    10 Years
=============================================
    $103      $322        $558       $1,236

6 | The Royce Funds Prospectus

                                                                   Ticker: PENNX
--------------------------------------------------------------------------------
The following tables present information on the Fund's past volatility and relative performance. This information is not necessarily predictive of future volatility or relative performance over full market cycles or in down markets. See page 19 for information about total returns, standard deviation and return per unit of risk.

-----------------------------------------------------------------------
RISK/RETURN COMPARISONS
Periods Ended December 31, 1998
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual     Standard       Return Per
Three Year                Total Return      Deviation      Unit Of Risk
-----------------------------------------------------------------------
PMF                            13.7%          13.1             1.05
-----------------------------------------------------------------------
Russell 2000                   11.6%          19.9             0.58
-----------------------------------------------------------------------
Ten Year
-----------------------------------------------------------------------
PMF                            11.8%          10.8             1.09
-----------------------------------------------------------------------
Russell 2000                   12.9%          16.6             0.78
-----------------------------------------------------------------------

-------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/98)
-------------------------------------------------
  Number of Securities                        220
-------------------------------------------------
  Median Market Capitalization       $364 Million
-------------------------------------------------

-------------------------------------------------------
DOWN MARKET PERFORMANCE COMPARISON
All Down Periods of 7.5% or Greater, in Percentages (%)
-------------------------------------------------------

[bar chart]

                      PMF          Russell 2000
                     -----         ------------
10/9/89 -            -20.9            -32.5
10/31/90

 2/12/92 -            -2.6            -12.0
7/8/92

3/18/94 -             -7.6            -12.3
12/9/94

5/22/96 -             -6.5            -15.4
7/24/96

1/22/97 -             -2.5             -9.0
4/25/97

10/13/97 -            -7.5            -11.3
1/12/98

4/21/98 -            -25.1            -36.5
10/8/98

[end bar chart]

All Russell 2000 downturns of 7.5% or more from the index's prior historical high over the past 10 years.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1998 Annual Report to Shareholders, which is available upon request.

   Year Ended December 31,                            1998        1997       1996        1995        1994
=============================================================================================================
   Net Asset Value, Beginning of Period                $7.82       $7.11      $7.71       $7.41       $8.31
-------------------------------------------------------------------------------------------------------------
   Income from Investment Operations
-------------------------------------------------------------------------------------------------------------
      Net investment income                             0.05        0.07       0.11        0.11        0.12
-------------------------------------------------------------------------------------------------------------
      Net gains (losses) on securities
      (both realized and unrealized)                    0.24        1.70       0.84        1.27       (0.18)
-------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                  0.29        1.77       0.95        1.38       (0.06)
-------------------------------------------------------------------------------------------------------------
   Less Distributions
      Dividends (from net investment income)           (0.05)      (0.06)     (0.11)      (0.11)      (0.11)
-------------------------------------------------------------------------------------------------------------
      Distributions (from capital gains)               (0.71)      (1.00)     (1.44)      (0.97)      (0.73)
-------------------------------------------------------------------------------------------------------------
      Total Distributions                              (0.76)      (1.06)     (1.55)      (1.08)      (0.84)
-------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period                      $7.35       $7.82      $7.11       $7.71       $7.41
-------------------------------------------------------------------------------------------------------------
   Total Return                                         4.2%        25.0%      12.8%       18.7%       (0.7)%
-------------------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data
      Net Assets, End of Period (millions)              $467        $508       $457        $630        $771
-------------------------------------------------------------------------------------------------------------
      Ratio of Expenses to Average Net Assets*          1.01%       1.05%      0.99%       0.98%       0.98%
-------------------------------------------------------------------------------------------------------------
      Ratio of Net Income to Average Net Assets         0.62%       0.88%      1.05%       1.18%       1.33%
      Portfolio Turnover Rate                             29%         18%        29%         10%         17%
-------------------------------------------------------------------------------------------------------------

*The ratio of expenses to average net assets before fee waivers by the investment adviser for 1996 and 1995 would have been 1.03% and 0.99%, respectively.

                                                  The Royce Funds Prospectus | 7

Royce Select Fund
--------------------------------------------------------------------------------

Investment Goal and Principal Strategies
--------------------------------------------------------------------------------

The investment goal of Royce Select Fund, a fund designed for "qualified clients", is long-term growth of capital. Royce invests the Fund's assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.

     Normally, the Fund will invest at least 80% of its assets in common stocks and convertible securities of small-cap (less than $1.5 billion in market capitalization) and micro-cap (less than $300 million in market capitalization) companies. Royce expects that the Fund's portfolio will have a median market cap below $1 billion.

     The only ordinary operating expense of the Fund will be a performance fee paid to Royce equal to 12.5% of the Fund's pre-fee total return. Only persons who are qualified clients (within the meaning of the Securities and Exchange rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
--------------------------------------------------------------------------------
As with any mutual fund that invests in common stocks, Royce Select Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will go up and down with the market, and you may lose money over short or even long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     In addition, the Fund's ability to achieve its goals will depend largely on Royce's skill in selecting the Fund's portfolio companies using its risk-averse value approach and on the degree to which the market eventually recognizes the current worth of these companies.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance since its inception and by showing how the Fund's total return compared with that of the Russell 2000, the Fund's benchmark index. The Fund's past performance is not an indication of how the Fund will perform in the future.

============================================================
TOTAL RETURN Through 12/31/98
                                    RSF         Russell 2000
------------------------------------------------------------
Since Inception (11/18/98)*        7.85%            7.76%
------------------------------------------------------------

*Not annualized

Fees and Expenses of the Fund
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
=============================================================================
Maximum sales charge (load) imposed on purchases              None
-----------------------------------------------------------------------------
Maximum deferred sales charge                                 None
-----------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   None
-----------------------------------------------------------------------------
Early redemption fee
   On purchases held for three years or more                  None
-----------------------------------------------------------------------------
   On purchases held for less than three years                2%
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------
Performance fees*                                             0.63%
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                     None
-----------------------------------------------------------------------------
Other expenses                                                None
-----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses*                      0.63%
-----------------------------------------------------------------------------

*Performance fees of 12.5% of the Fund's pre-fee total returns are estimates based on an assumed 5% pre-fee annual rate of return. Other expenses are shown as "none" because Royce is responsible for paying them. Royce has voluntarily agreed to waive its fee until the Fund's pre-fee total return, since its inception, exceeds 15.0%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $50,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% pre-fee return each year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year     3 Years    5 Years    10 Years
=========================================
$1,363     $1,001      $1,743     $3,901
-----------------------------------------

You would pay the following expenses if you did not redeem your shares:

1 Year     3 Years    5 Years    10 Years
=========================================
$319       $1,001      $1,743     $3,901
-----------------------------------------

8 | The Royce Funds Prospectus

                                                                     Ticker: n/a
--------------------------------------------------------------------------------

---------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/98)
---------------------------------------------
Number of Securities                       27
---------------------------------------------
Median Market Capitalization     $313 Million
---------------------------------------------

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period ended December 31, 1998 and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1998 Annual Report to Shareholders, which is available upon request.

Period Ended December 31, 1998
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $100.00
--------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------
   Net investment income                                             0.06
--------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)            7.79
--------------------------------------------------------------------------
   Total from Investment Operations                                  7.85
--------------------------------------------------------------------------
Less Distributions
   Dividends (from net investment income)                           (0.06)
--------------------------------------------------------------------------
   Total Distributions                                              (0.06)
--------------------------------------------------------------------------
Net Asset Value, End of Period                                    $107.79
--------------------------------------------------------------------------
Total Return                                                         7.9%**
--------------------------------------------------------------------------
Ratios/Supplemental Data
   Net Assets, End of Period (millions)                             $1
--------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*                          0.00%*
--------------------------------------------------------------------------
   Ratio of Net Income to Average Net Assets                         0.06%*
--------------------------------------------------------------------------
   Portfolio Turnover Rate                                          27%**
--------------------------------------------------------------------------

* The ratio of expenses to average net assets for 1998 before fee waiver by the investment adviser would have been 1.03%. The Fund commenced operations on November 18, 1998.

**Not annualized

                                                  The Royce Funds Prospectus | 9

Royce Giftshares Fund
--------------------------------------------------------------------------------

Investment Goal and Principal Strategies
--------------------------------------------------------------------------------
The investment goal of Royce GiftShares Fund, a special-purpose fund, is long-term growth of capital. Royce invests the Fund's assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth.

     The Fund is designed to enable investors to make long-term gifts that may qualify for the Federal annual gift tax exclusion and that may also be used to help fund the beneficiary's college and other post-secondary education.

     Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities. At least 75% of these securities will be issued by small-cap (less than $1.5 billion in market capitalization) companies, and Royce expects that the Fund's portfolio will have a median market cap below $1 billion.

Primary Risks for Fund Investors
--------------------------------------------------------------------------------
As with any mutual fund that invests in common stocks, Royce GiftShares Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will go up and down with the market, and a Fund trust account may lose money over short or even long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     In addition, the Fund's ability to achieve its goals will depend largely on Royce's skill in selecting the Fund's portfolio companies using its risk-averse value approach and on the degree to which the market eventually recognizes the enterprise value of these companies.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance is not an indication of how the Fund will perform in the future.

------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
------------------------------------------

[bar chart]

1998           19.84
1997           26.02
1996           25.55

[end bar chart]

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------
                                          From Inception
                 1 Year        3 Year         12/27/95
================================================================================
RGF              19.48          23.65          23.61
--------------------------------------------------------------------------------
Russell 2000     -2.58          11.57          11.76
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 28.40% (quarter ended 12/31/98) and the lowest return for a calendar quarter was -17.77% (quarter ended 9/30/98).

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
=============================================================================
Maximum sales charge (load) imposed on purchases              None
-----------------------------------------------------------------------------
Maximum deferred sales charge                                 None
-----------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   None
-----------------------------------------------------------------------------
Redemption fee                                                None
-----------------------------------------------------------------------------
Annual Trustee's Fee                                          $50
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
=============================================================================
Management fees                                               1.00%
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                     0.25%
-----------------------------------------------------------------------------
Other expenses                                                1.20%
-----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                       2.45%
-----------------------------------------------------------------------------
Fee Waiver                                                    (0.96)%
-----------------------------------------------------------------------------
Net Annual Fund Operating Expenses                            1.49%
-----------------------------------------------------------------------------

*Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.49% through December 31, 1999.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year     3 Years    5 Years    10 Years
-----------------------------------------
 $152       $471        $813      $1,779

Exclusive of $50 annual trustee's fee per trust account. For trust accounts opened prior to or during 1999, Royce will pay that portion of the currently effective annual trustee's fee in excess of $50 per account and the trustee's fees for establishing and terminating the trusts.

10 | The Royce Funds Prospectus

                                                                   Ticker: RGFAX
--------------------------------------------------------------------------------

The following tables present information on the Fund's past volatility and relative performance. This information is not necessarily predictive of future volatility or relative performance over full market cycles or in down markets. See page 19 for information about total returns, standard deviation and return per unit of risk.

-----------------------------------------------------------------------
RISK/RETURN COMPARISON
Periods Ended December 31, 1998
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual     Standard       Return Per
Three Year                Total Return      Deviation      Unit Of Risk
-----------------------------------------------------------------------
RGF                           23.7%          15.1              1.57
-----------------------------------------------------------------------
Russell 2000                  11.6%          19.9              0.58
-----------------------------------------------------------------------
Since Inception (12/27/95)
-----------------------------------------------------------------------
RGF                           23.6%          15.1              1.56
-----------------------------------------------------------------------
Russell 2000                  11.8%          19.9              0.59
-----------------------------------------------------------------------

---------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/98)
---------------------------------------------
Number of Securities                       68
---------------------------------------------
Median Market Capitalization     $302 Million
---------------------------------------------

-------------------------------------------------------
DOWN MARKET PERFORMANCE COMPARISON
All Down Periods of 7.5% or Greater, in Percentages (%)
-------------------------------------------------------

[bar chart]

                       Royce RGF      Russell 2000
5/22/96 -                 -3.5           -15.4
7/24/96

1/22/97 -                 -0.5            -9.0
4/25/97

10/13/97 -                -3.8           -11.3
1/12/98

4/21/98 -                -30.7           -36.5
10/8/98

[end bar chart]

All downturns of 7.5% or more from the index's prior historical high since the Fund's inception.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1998 Annual Report to Shareholders, which is available upon request.

Period Ended December 31,                                      1998           1997          1996           1995
====================================================================================================================
Net Asset Value, Beginning of Period                           $6.91         $5.83          $5.01          $5.00
--------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                (0.02)        (0.01)             -              -
--------------------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)       1.37          1.52           1.27           0.01
--------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             1.35          1.51           1.27           0.01
--------------------------------------------------------------------------------------------------------------------
Less Distributions
   Dividends (from net investment income)                          -             -              -              -
--------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                          (0.02)        (0.43)         (0.45)             -
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.02)        (0.43)         (0.45)             -
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $8.24         $6.91          $5.83          $5.01
--------------------------------------------------------------------------------------------------------------------
Total Return                                                   19.5%         26.0%          25.6%           0.2%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
   Net Assets, End of Period (millions)                           $8            $4             $1             $1
--------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets                      1.49%         1.49%          1.49%          0.70%**
--------------------------------------------------------------------------------------------------------------------
   Ratio of Net Income to Average Net Assets                   (0.35)%       (0.32)%        (0.05)%         0.00%**
--------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                       153%           64%            93%          0.00%
--------------------------------------------------------------------------------------------------------------------

 *The ratio of expenses to average net assets for 1998, 1997, 1996 and 1995 before fee waivers and expense reimbursement by the investment adviser and distributor would have been 2.45%, 3.82%, 6.53% and 1.95%, respectively. The Fund commenced operations on December 27, 1995.

**Annualized
                                                 The Royce Funds Prospectus | 11

Royce Total Return Fund
--------------------------------------------------------------------------------

Investment Goals and Principal Strategies
--------------------------------------------------------------------------------
The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund's assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Royce generally looks for such companies to have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage. Of the more than 8,000 small- and micro-cap companies, approximately 1,700 have above-average common stock dividend yields (1.5% or greater). Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap securities.

     Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $1.5 billion at the time of investment. Royce expects the Fund's portfolio to have a median market cap below $1 billion. Royce may also invest up to 35% of the Fund's assets in non-convertible debt securities.

Primary Risks for Fund Investors
--------------------------------------------------------------------------------
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will go up and down with the market, and you may lose money over short or even long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     In addition, the Fund's ability to achieve its goals will depend largely on Royce's skill in selecting the Fund's portfolio companies using its risk-averse value approach and on the degree to which the market eventually recognizes the current worth of these companies.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance is not an indication of how the Fund will perform in the future.

------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
------------------------------------------

[bar chart]

1998         4.75
1997        23.69
1996        25.48
1995        26.85
1994         5.13

[end bar chart]

---------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
---------------------------------------------------------
                                           From Inception
                 1 Year   3 Year     5 Year    12/15/93
=========================================================
RTR               4.75      17.59     16.74     16.57
---------------------------------------------------------
Russell 2000     -2.58      11.57     11.86     12.52
---------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 9.92% (quarter ended 6/30/97) and the lowest return for a calendar quarter was -10.53% (quarter ended 9/30/98).

Fees and Expenses of the Fund
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases              None
-----------------------------------------------------------------------------
Maximum deferred sales charge                                 None
-----------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   None
-----------------------------------------------------------------------------
Early redemption fee
   On purchases held for one year or more                     None
-----------------------------------------------------------------------------
   On purchases held for less than one year                   1%
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
=============================================================================
Management fees                                               1.00%
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                     None
-----------------------------------------------------------------------------
Other expenses                                                0.35%
-----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                       1.35%
-----------------------------------------------------------------------------
Fee Waiver                                                   (0.10)%
-----------------------------------------------------------------------------
Net Annual Fund Operating Expenses                            1.25%
-----------------------------------------------------------------------------

*Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.25% through December 31, 1999.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year     3 Years    5 Years    10 Years
=========================================
$127       $397        $686       $1,511


12 | The Royce Funds Prospectus

                                                                   Ticker: RYTRX
--------------------------------------------------------------------------------
The following tables present information on the Fund's past volatility and relative performance. This information is not necessarily predictive of future volatility or relative performance over full market cycles or in down markets. See page 19 for information about total returns, standard deviation and return per unit of risk.

-----------------------------------------------------------------------
RISK/RETURN COMPARISONS
Periods Ended December 31, 1998
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual     Standard       Return Per
Three Year                Total Return      Deviation      Unit Of Risk
-----------------------------------------------------------------------
RTR                           17.6%           10.1             1.74
-----------------------------------------------------------------------
Russell 2000                  11.6%           19.9             0.58
-----------------------------------------------------------------------
Since Inception (12/15/93)
-----------------------------------------------------------------------
RTR                           16.6%            8.6             1.93
-----------------------------------------------------------------------
Russell 2000                  12.5%           16.7             0.75
-----------------------------------------------------------------------

--------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/98)
--------------------------------------------------
Number of Securities                           128
--------------------------------------------------
Median Market Capitalization          $399 Million
--------------------------------------------------

-------------------------------------------------------
DOWN MARKET PERFORMANCE COMPARISON
All Down Periods of 7.5% or Greater, in Percentages (%)
-------------------------------------------------------

                         RTR            Russell 2000
3/18/94 -                1.8               -12.3
12/9/94

5/22/96 -               -0.5               -15.4
7/24/96

1/22/97 -                0.2                -9.0
4/25/97

10/13/97 -              -2.7               -11.3
1/12/98

4/21/98                -19.0               -36.5
- 10/8/98

All Russell 2000 downturns of 7.5% or more from the index's prior historical high since the Fund's inception.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1998 Annual Report to Shareholders, which is available upon request.

Year Ended on December 31,                       1998        1997       1996        1995        1994
=====================================================================================================
Net Asset Value, Beginning of Period            $7.52       $6.29      $5.76       $5.12       $5.12
-----------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------
   Net investment income                         0.15        0.11       0.14        0.13        0.02
-----------------------------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)                0.20       1.38        1.28        1.24  0.24
-----------------------------------------------------------------------------------------------------
   Total from Investment Operations              0.35        1.49       1.42        1.37        0.26
-----------------------------------------------------------------------------------------------------
Less Distributions
   Dividends (from net investment income)       (0.15)      (0.11)     (0.16)      (0.13)      (0.02)
-----------------------------------------------------------------------------------------------------
   Distributions (from capital gains)           (0.16)      (0.15)     (0.73)      (0.60)      (0.12)
-----------------------------------------------------------------------------------------------------
   Total Distributions                          (0.31)      (0.26)     (0.89)      (0.73)      (0.14)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $7.56       $7.52      $6.29       $5.76       $5.12
-----------------------------------------------------------------------------------------------------
Total Return                                     4.8%       23.7%      25.5%       26.9%        5.1%
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
   Net Assets, End of Period (millions)          $245       $120         $6          $3          $2
-----------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*      1.25%       1.25%      1.25%       1.67%       1.96%
-----------------------------------------------------------------------------------------------------
   Ratio of Net Income to Average Net Assets     2.75%       3.15%      2.50%       2.42%       0.49%
-----------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                       66%        26%       111%         68%         88%
-----------------------------------------------------------------------------------------------------

*The ratio of expenses to average net assets for 1998, 1997, 1996, 1995 and 1994 before fee waivers by the investment adviser and distributor would have been 1.35%, 1.67%, 2.23%, 2.38% and 3.21%, respectively.

                                                 The Royce Funds Prospectus | 13

Royce Low-Priced Stock Fund
--------------------------------------------------------------------------------

Investment Goal and Principal Strategies
--------------------------------------------------------------------------------

The investment goal of Royce Low-Priced Stock Fund is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of small- and micro-cap companies trading for less than $15 per share. Institutional investors generally do not make these "low-priced" securities an area of focus, and there is only limited broker research coverage of such securities. These conditions create opportunities to find securities trading significantly below Royce's estimate of their current worth.

     Normally, the Fund will invest at least 65% of its assets in the common stocks and convertible securities of companies whose shares trade for less than $15 at the time of investment. At least 65% of these securities will be issued by small- and micro-cap companies with market capitalizations of less than $1.5 billion, and Royce expects the median market cap of the Fund's portfolio will be below $1 billion.

Primary Risks for Fund Investors
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will go up and down with the market, and you may lose money over short or even long periods of time.

     The prices of low-priced and small- and micro-cap securities are generally even more volatile and their markets may be even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small-caps, larger-cap companies or other asset classes. Issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.

     In addition, the Fund's ability to achieve its goal will depend largely on Royce's skill in selecting the Fund's portfolio companies using its risk-averse value approach and on the degree to which the market eventually recognizes the current worth of these companies.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance is not an indication of how the Fund will perform in the future.

------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
------------------------------------------

[bar chart]

1998              2.37
1997             19.48
1996             22.80
1995             22.53
1994              2.98

[end bar chart]

-------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
-------------------------------------------------------
                                         From Inception
              1 Year   3 Year     5 Year    12/15/93
=======================================================
RLP            2.37     14.52      13.64      13.55
-------------------------------------------------------
Russell 2000  -2.58     11.57      11.86      12.52
-------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 14.97% (quarter ended 9/30/97) and the lowest return for a quarter was -21.50% (quarter ended 9/30/98).

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

-----------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases              None
-----------------------------------------------------------------------------
Maximum deferred sales charge                                 None
-----------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   None
-----------------------------------------------------------------------------
Early redemption fee
   On purchases held for one year or more                     None
-----------------------------------------------------------------------------
   On purchases held for less than one year                   1%
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------
Management fees                                               1.50%
-----------------------------------------------------------------------------
Distribution (12b-1) fees                                     0.25%
-----------------------------------------------------------------------------
Other expenses                                                0.56%
-----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                       2.31%
-----------------------------------------------------------------------------
Fee Waiver                                                   (0.82)%
-----------------------------------------------------------------------------
Net Annual Fund Operating Expenses                            1.49%
-----------------------------------------------------------------------------

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.49% through December 31, 1999.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year     3 Years    5 Years    10 Years
=========================================
 $152       $471       $813       $1,779

14 | The Royce Funds Prospectus

                                                                   Ticker: RYLPX
--------------------------------------------------------------------------------

The following tables present information on the Fund's past volatility and relative performance. This information is not necessarily predictive of future volatility or relative performance over full market cycles or in down markets. See page 19 for information about total returns, standard deviation and return per unit of risk.

-----------------------------------------------------------------------
RISK/RETURN COMPARISONS
Periods Ended December 31, 1998
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual     Standard       Return Per
Three Year                Total Return      Deviation      Unit Of Risk
-----------------------------------------------------------------------
RLP                           14.5%           16.6             0.87
-----------------------------------------------------------------------
Russell 2000                  11.6%           19.9             0.58
-----------------------------------------------------------------------
Since Inception (12/15/93)
-----------------------------------------------------------------------
RLP                           13.6%           14.5             0.94
-----------------------------------------------------------------------
Russell 2000                  12.5%           16.7             0.75
-----------------------------------------------------------------------

--------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/98)
--------------------------------------------------
Number of Securities                            57
--------------------------------------------------
Median Market Capitalization          $232 Million
--------------------------------------------------

-------------------------------------------------------
DOWN MARKET PERFORMANCE COMPARISON
All Down Periods of 7.5% or Greater, in Percentages (%)
-------------------------------------------------------

[bar chart]

                              RLP            Russell 2000
3/18/94 -                    -2.7               -12.3
12/9/94

5/22/96 -                   -10.5               -15.4
7/24/96

1/22/97 -                    -4.8                -9.0
4/25/97

10/13/97 -                   -9.9               -11.3
1/12/98

4/21/98 -                   -31.3               -36.5
10/8/98

All Russell 2000 downturns of 7.5% or more from the index's prior historical high since the Fund's inception.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1998 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                            1998        1997       1996        1995        1994
========================================================================================================
Net Asset Value, Beginning of Period              $6.82       $6.30      $5.62       $5.07       $5.01
--------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------
   Net investment income (loss)                   (0.01)      (0.03)     (0.03)          -       (0.03)
--------------------------------------------------------------------------------------------------------
   Net gains on securities
   (both realized and unrealized)                  0.17        1.26       1.31        1.14        0.18
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                0.16        1.23       1.28        1.14        0.15
--------------------------------------------------------------------------------------------------------
Less Distributions
   Dividends (from net investment income)             -           -          -           -           -
--------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)             (0.03)      (0.71)     (0.60)      (0.59)      (0.09)
--------------------------------------------------------------------------------------------------------
   Total Distributions                            (0.03)      (0.71)     (0.60)      (0.59)      (0.09)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $6.95       $6.82      $6.30       $5.62       $5.07
--------------------------------------------------------------------------------------------------------
Total Return                                       2.4%        19.5%      22.8%       22.5%        3.0%
--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
   Net Assets, End of Period (millions)             $21         $18        $16          $4          $2
--------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*        1.49%       1.49%      1.88%       1.97%       1.89%
--------------------------------------------------------------------------------------------------------
   Ratio of Net Income (loss) to Average Net Assets(0.11)%    (0.47)%   (0.67)%    (1.11)%    (1.11)%
--------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                          111%         99%       137%        114%         95%
--------------------------------------------------------------------------------------------------------

*The ratio of expenses to average net assets for 1998, 1997, 1996, 1995 and 1994 before fee waivers by the investment adviser and distributor would have been 2.31%, 2.38%, 2.59%, 3.47% and 3.63%, respectively.

                                                 The Royce Funds Prospectus | 15

PMF II
--------------------------------------------------------------------------------

Investment Goal and Principal Strategies
--------------------------------------------------------------------------------

PMF II's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations -- perhaps temporary in nature -- for undervalued securities. Although the Fund normally focuses on the securities of companies with market capitalizations below $1.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in the securities of larger-cap companies.

     Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities.

Primary Risks for Fund Investors
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, PMF II is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will go up and down with the market, and you may lose money over short or even long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     In addition, the Fund's ability to achieve its goal will depend largely on Royce's skill in selecting the Fund's portfolio companies using its opportunistic approach.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance is not an indication of how the Fund will perform in the future.

------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
------------------------------------------

[bar chart]

1998           4.91
1997          20.83

[end bar chart]

--------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------
                              From Inception
                    1 Year       11/19/96
============================================
PMF II                4.91         14.58
--------------------------------------------
Russell 2000         -2.58         11.10
--------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 22.02% (quarter ended 12/31/98) and the lowest return for a calendar quarter was -20.09% (quarter ended 9/30/98).

Fees and Expenses of the Fund
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases              None
---------------------------------------------------------------------
Maximum deferred sales charge                                 None
---------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   None
---------------------------------------------------------------------
Redemption fee (as a % of the amount redeemed, if applicable)
   On purchases held for one year or more                     None
---------------------------------------------------------------------
   On purchases held for less than one year                   1%
---------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
---------------------------------------------------------------------
Management fees                                               1.00%
---------------------------------------------------------------------
Distribution (12b-1) fees                                     None
---------------------------------------------------------------------
Other expenses                                                0.54%
---------------------------------------------------------------------
   Total Annual Fund Operating Expenses                       1.54%
---------------------------------------------------------------------
Fee Waiver                                                    (0.05)%
---------------------------------------------------------------------
Net Annual Fund Operating Expenses                            1.49%
---------------------------------------------------------------------

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.49% through December 31, 1999.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year     3 Years    5 Years    10 Years
=========================================
$152        $471       $813       $1,779

16 | The Royce Funds Prospectus

                                                                   Ticker: RYPNX
--------------------------------------------------------------------------------

The following tables present information on the Fund's past volatility and relative performance. This information is not necessarily predictive of future volatility or relative performance over full market cycles or in down markets. See page 19 for information about total returns, standard deviation and return per unit of risk.

-----------------------------------------------------------------------
RISK/RETURN COMPARISONS
Periods Ended December 31, 1998
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                          Average Annual     Standard       Return Per
                          Total Return      Deviation      Unit Of Risk
-----------------------------------------------------------------------
Since Inception (11/19/96)
-----------------------------------------------------------------------
PMF II                         14.6%          18.6             0.78
-----------------------------------------------------------------------
Russell 2000                   11.1%          21.8             0.50
-----------------------------------------------------------------------

--------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/98)
--------------------------------------------
Number of Securities                     139
--------------------------------------------
Median Market Capitalization    $183 Million
--------------------------------------------

-------------------------------------------------------
DOWN MARKET PERFORMANCE COMPARISON
All Down Periods of 7.5% or Greater, in Percentages (%)
-------------------------------------------------------

                              PMF II     Russell 2000
1/22/97 -                      -1.1          -9.0
4/25/97

10/13/97 -                    -10.1         -11.3
1/12/98

4/21/98 -                     -33.6         -36.5
10/8/98

All Russell 2000 downturns of 7.5% or more from the index's prior historical high since the Fund's inception.


--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1998 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                                        1998             1997              1996
=========================================================================================================
Net Asset Value, Beginning of Period                           $5.92            $5.26             $5.00
---------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                (0.01)            0.07                --
---------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)       0.29             1.03              0.26
---------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             0.28             1.10              0.26
---------------------------------------------------------------------------------------------------------
Less Distributions
   Dividends (from net investment income)                      (0.00)           (0.08)               --
---------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                          (0.18)           (0.36)               --
---------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.18)           (0.44)            (0.00)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $6.02            $5.92             $5.26
---------------------------------------------------------------------------------------------------------
Total Return                                                     4.9%            20.8%              5.2%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
   Net Assets, End of Period (millions)                          $34              $22               $18
---------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*                     1.25%            0.99%             0.97%**
---------------------------------------------------------------------------------------------------------
   Ratio of Net Income (loss) to Average Net Assets            (0.16)%           1.23%             0.83%**
---------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                       120%              77%                1%
---------------------------------------------------------------------------------------------------------

*The ratio of expenses to average net assets for 1998, 1997 and 1996 before fee waiver by the investment adviser and distributor would have been 1.54%, 1.56% and 1.97%, respectively.

**Annualized

                                                 The Royce Funds Prospectus | 17

[sidebar]

Market capitalization is
         the number of a
   company's outstanding
         shares of stock
  multiplied by its most
recent closing price per
                  share.

    Small-capitalization
stocks or Small-caps are
      stocks with market
 capitalizations of $1.5
        billion or less.

  The Russell 2000 is an
 unmanaged index of U.S.
    small-company common
   stocks that Royce and
 others use to benchmark
      the performance of
    small- and micro-cap
  funds. It includes the
smallest 2,000 companies
        (based on market
   capitalization) among
       the largest 3,000
    companies tracked by
  Frank Russell Company.

[end sidebar]

Investing in Small-Company Stocks -- A Primer
--------------------------------------------------------------------------------

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. While small-caps are generally defined as those companies with market capitalizations of less than $1.5 billion, Royce refers to the segment of small-cap companies with market capitalizations below $300 million as micro-cap.

     Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small-or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

     The micro-cap segment consists of more than 6,400 companies with market caps below $300 million. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth and involve increased risk, lead Royce to more broadly diversify most of the Funds investing in the micro-cap tier by holding relatively smaller positions in more companies.

     The upper tier of the small-cap universe of securities consists of approximately 1,700 companies with market caps between $300 million and $1.5 billion. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by brokers than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient compared to micro-cap securities in that they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding relatively larger positions in a relatively limited number of securities.

18 | The Royce Funds Prospectus

Value Investing

     Royce uses a "value" method in managing the Funds' assets. In selecting securities for the Funds, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth. Royce bases this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market, taking into consideration a number of relevant factors, including the company's future prospects.

     Royce attempts to identify and invest in securities of companies that are trading significantly below its estimate of the company's current worth, with the expectation that the market price of its securities should increase over a three to five year period towards this estimate, and thereby provide capital appreciation for Fund investors.

     Royce's value approach strives to reduce some of the risks of investing in small and micro-cap securities for each Fund's portfolio taken as a whole. In addition to focusing on companies trading significantly below its estimate of their current worth, which should reduce valuation risk, Royce evaluates various other risk factors in selecting securities for the Funds. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage. Other than for Royce GiftShares Fund and Royce Select Fund, which limit the number of securities in their portfolios, Royce attempts to decrease portfolio risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings.

     While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

     Additionally, although Royce's approach to security selection seeks to reduce downside risk to Fund portfolios during periods of broad securities market declines, it may also reduce gains in strong up markets.

Performance and Volatility Measurements

     Total return is the rate of return on an amount invested in a fund from the beginning to the end of the stated period. Average annual total return is the annual compounded change in the value of an amount invested in a fund from the beginning until the end of the stated period. Total returns, which assume the reinvestment of all distributions, are historical and are not intended to indicate future performance.

     The volatility of a Fund's total returns may be measured in a number of ways. Standard deviation measures the range of performance within which a fund's monthly total returns have fallen. The lower the standard deviation of the fund, the less volatile and more consistent the fund's monthly total returns have been over the period. When the standard deviation of a

                                                 The Royce Funds Prospectus | 19

[sidebar]

       Royce attempts to
  identify and invest in
 securities of companies
        that are trading
 significantly below its
         estimate of the
company's current worth,
    with the expectation
that the market price of
   its securities should
increase over a three to
five year period towards
      this estimate, and
 thereby provide capital
   appreciation for Fund
              investors.

[end sidebar]

fund is lower than the standard deviation of the fund's benchmark index, such as the Russell 2000, the fund has been less volatile than the index. The volatility of the S&P 500, an index of large-cap stocks, will typically be less than that of the Russell 2000. Standard deviation measurements are historical in nature and are not necessarily predictive of future volatility.

     Return per unit of risk is the average annual total return of a fund or index divided by its annualized standard deviation over a stated period.

Temporary Investments

     Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

Management of the Funds
--------------------------------------------------------------------------------

[photo: Jack Fockler, Whitney George, Chuck Royce, Charlie Dreifus, Buzz Zaino]

                       (l-r) Jack Fockler, Whitney George,
                    Chuck Royce, Charlie Dreifus, Buzz Zaino

Royce & Associates Inc. is the Funds' investment adviser and is responsible for the management of their assets. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm's President and Chief Investment Officer for more than 25 years. He is also the primary portfolio manager of the Funds' portfolios, with the exception of PMF II, which Boniface A. Zaino manages. Mr. Royce is assisted by Royce's investment staff, which includes W. Whitney George, Managing Director and Senior Portfolio Manager, Mr. Zaino, Managing Director and Senior Portfolio Manager and Charles
R. Dreifus, Principal and Senior Portfolio Manager, and by Jack E. Fockler, Jr., Managing Director. Mr. George has served in his current capacity since 1997 and previously was a Vice President and Senior Analyst of Royce. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (until June 1995) of Lazard Freres & Co. LLC.

Royce Fund Services, Inc. ("RFS") distributes the Funds' shares. The Royce Fund has adopted a distribution plan for Royce Low-Priced Stock Fund and Royce GiftShares Fund under Rule 12b-1. Under this plan, the Funds would pay an annual fee to RFS at the annual rate of 0.25% of their average net assets. RFS would use these fees to cover sales-related and

20 | The Royce Funds Prospectus

[sidebar]
--------------------------------------------------------------------------------
Except for Royce Select Fund, Royce receives advisory fees monthly as compensation for its services to the Funds. (See page 22 for information about of the performance fees payable to Royce from Royce Select Fund.) The annual rates of these fees, before any waiver required to cap the expense ratios of certain Funds at specified levels as shown in the Fees and Expenses tables, are:

[square bullet] 1% of the average net assets of Royce Premier Fund,
                Royce GiftShares Fund, Royce Total Return Fund and PMF II.

[square bullet] 1.5% of the average net assets of Royce Micro-Cap Fund and Royce Low-Priced Stock Fund.

[square bullet] 1% of the first $50 million of Pennsylvania Mutual Fund's average net assets, 0.875% of the next $50 million of its average net assets and 0.75% of its average net assets in excess of $100 million.

For 1998, the non-advisory fees paid to Royce on average net assets were ____% for Royce Premier Fund, ____% for Royce Micro-Cap Fund, __% for Pennsylvania Mutual Fund, ____% for Royce GiftShares Fund, ___% for Royce Total Return Fund,
 ___% for Royce Low-Priced Stock Fund and ___% for PMF II. Royce voluntarily waived the advisory fees accrued for Royce Select Fund in 1998.
--------------------------------------------------------------------------------
[end sidebar]

servicing costs and to pay sales commissions and other fees to broker-dealers who introduce investors to the Funds. RFS has agreed to waive its fees through December 1999.

     State Street Bank & Trust Company is the custodian of the Funds' securities, cash and other assets. State Street's agent, National Financial Data Services ("NFDS"), is the Funds' transfer agent. PricewaterhouseCoopers, L.L.P. serves as the Funds' independent accountants.

Year 2000

     Many computer software programs, as originally written, cannot correctly process date-related data on and after January 1, 2000 because the programs use two digits instead of four to identify the year ("99" instead of "1999," for example). Royce and the The Royce Fund are working toward resolving this problem, often referred to as "Y2K," with their own software programs, and their service providers have assured Royce that their systems will be Y2K compliant. If any of the programs that Royce, The Royce Fund or their service providers use would fail to process this kind of information properly, there may be a negative impact on the Funds' shareholder operations and services. However, neither Royce nor The Royce Fund anticipate that any Year 2000 problems will have a material impact on Royce's ability to provide the Funds with service at current levels. It is also possible that the Y2K problem could also have a negative impact on the companies in which the Funds invest and this, in turn, could hurt the Funds' investment returns.

                                                 The Royce Funds Prospectus | 21

Investing in Royce Select Fund
--------------------------------------------------------------------------------

Who May Invest in the Fund

Royce Select Fund is designed primarily for clients of registered investment advisors, and only those who meet the Securities and Exchange Commission's definition of the term "qualified client" may purchase shares of the Fund. The term qualified client includes:

    (a) an individual who, or a corporation, partnership, trust or other company that, Royce (and any person acting on its behalf) reasonably believes, immediately prior to the purchase, has a net worth (together, in the case of an individual, with assets held jointly with a spouse) of more than $1,500,000 at the time of the purchase; or

    (b) an individual who, or a company that, immediately after the purchase owns Fund shares having a net asset value of at least $750,000.

     The requirement that Fund shares be purchased only by qualified clients applies to both initial and subsequent investments in the Fund. Qualified clients (or any persons acting on their behalf) must represent to The Royce Fund and Royce that they are investing in the Fund for their own accounts and not with a view to transferring their Fund shares or any interest in them to another person. The Royce Fund has imposed restrictions on transfers of the Fund's shares in order to prevent persons who are not qualified clients from purchasing them.

Performance Fee

     As compensation for its services to the Fund and for paying the Fund's other ordinary operating expenses as set forth below, Royce is entitled to receive from the Fund a performance fee of 12.5% of the Fund's pre-fee total return. This fee is calculated daily, based on the value of the Fund's current assets. For the period from November 18, 1998, the date on which the Fund commenced operations, through December 31, 1999, the fee will be based on the Fund's cumulative pre-fee total return for that period, and the accrued fee for that period will be payable on December 31, 1999. Daily fees accrued during each calendar month ending after December 31, 1999 will be payable at the end of that month.

     After December 31, 1999, fees will become subject to a high watermark test. Fund shares will not bear a fee for any day after December 31, 1999 on which the Fund's pre-fee cumulative total return from November 18, 1998 through that day does not exceed its pre-fee cumulative total return to the date as of which a performance fee was last accrued. However, Royce will not reimburse previously accrued fees because of any negative total returns occurring after their accrual.

     Notwithstanding the above, Royce has voluntarily agreed to waive its fee, and no fee will be accruable, until the date on which the Fund's cumulative pre-fee total return, since its November 18, 1998 inception, first exceeds 15.0%

22 | The Royce Funds Prospectus

Responsibility for  Payment of Other Operating Expenses

     Royce is responsible for paying all of the Fund's other operating expenses, except for brokerage commissions, taxes, interest, litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

To Invest in Royce Select Fund

     To open a new account directly with the Fund, please call Investor Information at (800)-221-4268 for an Account Application. Investments in the Fund may also be made through a registered investment advisor, broker-dealer, trust company or other financial intermediary who has previously established a relationship with Royce for this Fund. The minimum initial investment is $50,000. The minimum subsequent investment is $1,000.

Investing in Royce GiftShares Fund
--------------------------------------------------------------------------------

An investment in Royce GiftShares Fund offers a unique way to make a long-term gift to a child (minor or adult) or another individual. (You may not open an account in Royce GiftShares Fund for yourself or your spouse.) A Royce GiftShares Fund investment may qualify in whole or in part for the Federal annual gift tax exclusion and may also help fund a beneficiary's college or other post-secondary education. To receive additional information or to open a Royce GiftShares Fund account, call Investor Services at (800) 221-4268 for a free information packet, which includes a trust adoption agreement. (A trustee for an individual or organization may also open a Royce GiftShares Fund account if the trust has a long-term duration, the provisions of the trust are acceptable to The Royce Fund and the trustee has his, her or its own tax advisor.) The minimum initial investment in Royce GiftShares Fund is $5,000. An investor may make subsequent investments of $100 or more at any time during the existence of the trust.

     As independent trustee, State Street Bank & Trust Company will hold the shares in a Royce GiftShares Fund account in trust until the termination date you, the donor, specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time

[sidebar]
--------------------------------------------------------------------------------
The account options available to a donor under the Royce GiftShares Fund trust adoption agreement are:

Withdrawal Option (Annual Exclusion):

A donor will use this option primarily to make a gift that may qualify for the Federal annual gift tax exclusion and/or as a means to fund the beneficiary's college or other post-secondary education.

[square bullet] The trust may be designed to permit withdrawals to help fund the beneficiary's college or other post-secondary education; the trustee will distribute the balance of the assets, if any, to the beneficiary at the termination of the trust.

[square bullet] The beneficiary will be taxed on all of the trust's income and capital gains and may request that the trustee redeem Fund shares necessary to pay any applicable taxes.

[square bullet] The trustee will send an information statement to the beneficiary annually, which shows the amount of income and capital gains that must be reported on the beneficiary's tax returns for that year.

Accumulation Option (Unified Credit):

A donor will use this option primarily to make a gift while restricting access to the gifted assets. This option does not allow use of the Federal annual gift tax exclusion, and there can be no distributions, to fund educational expenses or otherwise, before the trust terminates.

[square bullet] The trustee is responsible for filing all Federal and state income tax returns and may redeem Fund shares necessary to pay any applicable taxes; the trust will be taxed on all of its income and capital gains in excess of $100 per year.

[square bullet] The trustee will distribute assets to the beneficiary at the termination of the trust.
--------------------------------------------------------------------------------
[end sidebar]

                                                 The Royce Funds Prospectus | 23
you make the first contribution to the Royce GiftShares Fund trust or until the beneficiary reaches the age of majority, whichever is later. A Royce GiftShares Fund trust is irrevocable; neither the donor nor the beneficiary may amend its terms in any way. When the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but may not purchase additional shares with the exception of reinvested distributions.

Tax Information

     The opening of a Royce GiftShares Fund trust account, as well as any additional investments made to an existing account, will be subject to the reporting requirements of Federal gift tax law. In general, the law requires that an individual file a Federal gift tax return, which reports all gifts made during the calendar year, except gifts of present interests in property that qualify for, and do not exceed, the amount of the Federal annual gift tax exclusion (currently $10,000). The option that the donor selects in the trust adoption agreement will determine whether or not a particular gift of Fund shares qualifies for the annual exclusion. A gift of Fund shares may also be subject to state gift tax reporting under the laws of the state in which the donor resides.

     There is additional information about these and other tax matters applicable to an investment in Royce GiftShares Fund in the Statement of Additional Information under "Taxation - Royce GiftShares Fund." Due to the complexity of Federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax advisor before investing in Royce GiftShares Fund.

Redemption Information

     Until a Royce GiftShares Fund trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The trustee's capacity and ability to redeem shares, and the beneficiary's right to compel redemption, are subject to the terms and conditions of the Royce GiftShares Fund Trust Instrument.

24 | The Royce Funds Prospectus

General Shareholder Information
--------------------------------------------------------------------------------

For more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund's Shareholder Guide dated ______________, 1999.

Purchasing Shares

The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees or commissions to buy shares directly through The Royce Fund. The Funds do pay management fees and other expenses as outlined in this Prospectus.

     If you purchase Fund shares through a third party, such as a mutual fund supermarket, other broker-dealer, bank or other institution, account minimums, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund's books. RFS, Royce and/or the Funds may pay fees to broker-dealers, financial institutions and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

Redeeming Shares

     Early Redemption Fee (not applicable to Royce GiftShares Fund)

     You may redeem shares in your account at any time. In order to discourage short-term investing, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares (other than Royce Select Fund) that you held for less than one year of any Fund. A redemption fee of 2% is assessed on redemptions of any Royce Select Fund shares held for less than three years. Each fee will be paid to the Fund out of the proceeds otherwise payable to you.

     The "first-in, first-out" (FIFO) method is used to determine the one-year holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. If you are redeeming shares held for less than one year, you will incur the fee. The anniversary month of an account determines the one-year holding period, so that if you purchased a Fund's shares in November 1999, these shares would be subject to the fee if you were to redeem them prior to November 2000 (November 2002 for Royce Select Fund). If you were to redeem the shares on or after November 1, 2000 (November 1, 2002 for Royce Select Fund), they would not be subject to the fee.

     You will incur no fee on shares that you acquire through distribution reinvestment or

[sidebar]
--------------------------------------------------------------------------------
PURCHASING SHARES

Minimum initial investments for shares purchased directly through The Royce Fund, other than Royce GiftShares and Royce Select Funds:

Account Type                                Minimum
---------------------------------------------------
Regular Account                             $ 2,000
---------------------------------------------------
IRA                                             500
---------------------------------------------------
Automatic Investment or
Direct Deposit Plan Accounts                    500
---------------------------------------------------
403(b)(7) or 401(k) Accounts                   None
---------------------------------------------------

The subsequent investment minimum is $50, regardless of account type.

The Royce Fund reserves the right both to suspend the offering of any Fund's shares to new investors and to reject any specific purchase request.
--------------------------------------------------------------------------------
[end sidebar]

                                                 The Royce Funds Prospectus | 25
that you exchange into another Royce Fund. The following types of shareholders and accounts are exempt from the early redemption fee: employees of The Royce Fund, Royce or RFS or members of their immediate families or employee benefit plans for them; participants in an Automatic Investment or Withdrawal Plan; certain pre-approved group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Royce; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and Royce GiftShares Fund shareholders.

     The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

     The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities -- redemption in kind -- under certain circumstances.

     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is liquidated. Proceeds would be paid promptly to the shareholder.

     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Net Asset Value per Share

     The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for each Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of a Fund's net assets by the number of its outstanding shares. Each Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith by The Royce Fund's Board of Trustees.

     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

Reports

     The Royce Fund mails shareholder reports semi-annually and to reduce expenses may mail only one copy per household. Please call Investor Services at
(800) 221-4268 if you need additional copies.

26 | The Royce Funds Prospectus

Dividends, Distributions and Taxes

     Royce Total Return Fund pays dividends from its net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be automatically reinvested in additional shares of the Fund.

     Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder's cost basis, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

     The Internal Revenue Service will treat any loss you may have on the redemption of a Fund's shares held for six months or less as a long-term capital loss, up to the amount of any capital gain distributions you received from the Fund during the time you held the shares.

     At the time of purchase, a Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

     The IRS requires that a Fund withhold 31% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS taxpayer identification regulations.

     Always consult a tax advisor with questions about Federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of Federal tax matters that may be relevant to a shareholder.

[sidebar]
--------------------------------------------------------------------------------
TAXATION OF DISTRIBUTION

Each year, shareholders receive important tax information about the calendar-year distributions in their account(s). Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to Federal income tax regardless of whether you receive them in cash or reinvest them in shares.

The taxation of distributions is not related to how long you have owned a Fund's shares. The following table describes in general how distributions are taxed at the Federal level. Other than Royce Total Return Fund's, the Funds' distributions normally consist primarily of capital gains:

                  Rate for 15%   Rate for 28% and
Distribution      tax bracket    higher tax brackets
----------------------------------------------------
Income dividend   Ordinary       Ordinary
                  income rate    income rate
----------------------------------------------------
Short-term        Ordinary       Ordinary
capital gains     income rate    income
----------------------------------------------------
Long-term
capital gains     10%            20%
--------------------------------------------------------------------------------

[end sidebar]

                                                 The Royce Funds Prospectus | 27

[back cover]

For More Information

TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

Annual/Semi-annual Reports

Additional information about a Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Funds' annual and semi-annual reports to shareholders.

Statement of Additional Information ("SAI")

Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone
Call (800) 221-4268

By mail
Write to:
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

By E-mail
Send your request to:
funds@roycenet.com


Through the Internet

Prospectuses, applications, IRA forms and additional information are available through our website at http://www.roycefunds.com

Text only versions of the Funds' prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (800) SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.


SEC File # 811-03599

                               THE ROYCE FUND
              	    STATEMENT OF ADDITIONAL INFORMATION


      THE ROYCE FUND (the "Trust"), a Delaware business trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in ten portfolios or series. Three of the ten series, Royce Micro-Cap Fund, Pennsylvania Mutual Fund and Royce GiftShares Fund, offer two classes of shares, an Investment Class and a Consultant Class. Unless specifically noted, all references to a particular series relate to that series' Investment Class. Each series has distinct investment goals and/or strategies, and a shareholder's interest is limited to the series in which the shareholder owns shares. The ten series (each, a "Fund" and collectively, the "Funds") are:

     ROYCE PREMIER FUND            ROYCE TOTAL RETURN FUND
     ROYCE MICRO-CAP FUND          ROYCE LOW-PRICED STOCK FUND
     PENNSYLVANIA MUTUAL FUND      PMF II
     ROYCE SELECT FUND             ROYCE FINANCIAL SERVICES FUND
     ROYCE GIFTSHARES FUND         ROYCE SPECIAL EQUITY FUND




     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses, each of which is dated April 30, 1999. Please retain this document for future reference. The audited financial statements and schedules of investments included in the Funds' Annual Reports to Shareholders for the fiscal year or period ended December 31, 1998 are incorporated herein by reference. To obtain an additional copy of the Prospectus or Annual Report to Shareholders for any of the Funds, please call Investor Information at 1-800-221-4268.



Investment Adviser					       Transfer Agent
Royce & Associates, Inc. ("Royce")	  State Street Bank and Trust Company
                             		 c/o National Financial Data Services
Distributor							    Custodian
Royce Fund Services, Inc.  ("RFS")        State Street Bank and Trust Company

                                 April 30, 1999



                                TABLE OF CONTENTS

                                 Page					Page
OTHER INVESTMENT STRATEGIES........ 2   CUSTODIAN........................ 23
INVESTMENT POLICIES AND                 INDEPENDENT ACCOUNTANTS...........23
 LIMITATIONS........................2   PORTFOLIO TRANSACTIONS............23
RISK FACTORS AND SPECIAL                CODE OF ETHICS AND RELATED
 CONSIDERATIONS.....................7   MATTERS...........................25
MANAGEMENT OF THE TRUST............12   PRICING OF SHARES BEING OFFERED...26
PRINCIPAL HOLDERS OF SHARES........15   REDEMPTIONS IN KIND...............26
INVESTMENT ADVISORY		        TAXATION........................  26
 SERVICES..........................18   DESCRIPTIONOF THE TRUST...........33
DISTRIBUTOR........................21   PERFORMANCE DATA..................35

                  OTHER INVESTMENT STRATEGIES

      In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

Royce   Premier  Fund  -  in  securities  of  companies  with  stock   market
capitalizations above $1.5 billion, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities.

Royce Micro-Cap Fund - in securities of companies with stock market capitalizations above $300 million and non-convertible preferred stocks and debt securities.

Pennsylvania Mutual Fund - in securities of companies with stock market capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

Royce Select Fund - in stocks of companies with market capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

Royce   GiftShares   Fund   -  in  securities  of   companies   with   market
capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

Royce Total Return Fund - in securities with stock market capitalizations above $1.5 billion, non-dividend-paying common stocks and non-convertible securities.

Royce Low-Priced Stock Fund - in stocks of companies with prices higher than $15 per share or market capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

PMF II - in securities of companies with stock market capitalizations above $1.5 billion, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities.

Royce Financial Services Fund - in common stocks and convertible securities of companies engaged in non-financial services industries and/or non-convertible preferred stocks and debt securities.

Royce Special Equity Fund - in common stocks and convertible securities of companies with market capitalizations above $500 million and non-convertible preferred stocks and debt securities.


                     INVESTMENT POLICIES AND LIMITATIONS

      Listed below are the Funds' fundamental investment policies and limitations. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.

     NO FUND MAY, AS A MATTER OF FUNDAMENTAL POLICY:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except that each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Financial Services Fund, which is not subject to any such limitation, and for PMF II and Royce Special Equity Fund, each of which may invest up to 25% of its total assets in such securities);

          7. Invest in restricted securities (except for Royce Financial Services Fund and PMF II, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% (15% for Royce Financial Services Fund, PMF II and Royce Special Equity Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Pennsylvania Mutual Fund, which is not subject to any such limitation);

          9. Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10. Invest more than 25% of its assets in any one industry (except for Royce Financial Services Fund, which may invest more than 25% of its assets in the financial services industry);

          11. Acquire (own, in the case of Pennsylvania Mutual Fund) more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly- distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management;

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

          17. Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund, PMF II and Royce Special Equity Fund, which may invest in such companies as set forth below, and except for Royce Financial Services Fund, which may invest in such companies to the extent permitted by the 1940 Act); or

          18. Invest more than 5% of its total assets in warrants, rights and options (except for Pennsylvania Mutual Fund, which may not purchase any warrants, rights or options).

     NO FUND MAY, AS A MATTER OF OPERATING POLICY:

                    1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

                    2. Enter into repurchase agreements with any party other than the custodian of its assets.

      NEITHER ROYCE FINANCIAL SERVICES FUND NOR PMF II MAY, AS A MATTER OF OPERATING POLICY, INVEST MORE THAN 10% OF ITS ASSETS IN THE SECURITIES OF FOREIGN ISSUERS.

     ROYCE SPECIAL EQUITY FUND MAY NOT, AS A MATTER OF OPERATING POLICY:

          	    1. Invest more than 5% of its assets in the securities of foreign issuers; or

                     2. Invest more than 5% of its assets in securities for which market quotations are not readily available; or

                     3. Invest more than 5% of its assets in the securities of other investment companies.

      The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Pennsylvania Mutual Fund, Royce Financial Services Fund, PMF II and Royce Special Equity Fund) of its net assets in illiquid securities.

Pennsylvania Mutual Fund
PMF II
Royce Special Equity Fund

     Pennsylvania Mutual Fund and PMF II may each invest up to 25%, and Royce Special Equity Fund may invest up to 5%, of the value of its total assets in the securities of other investment companies (open or closed-end), including up to 5% of its total assets in the securities of any one other investment company, provided that the Funds and all affiliated persons of the Funds do not own, in the aggregate, more than 3% of the total outstanding stock of any one such investment company. The Funds must acquire such securities in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). Under the 1940 Act, the issuers of such securities are not required to redeem them from any one Fund in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than thirty days. The Funds will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities. Except for cash collateral received in connection with their securities lending activities and invested in the money market funds of their custodian bank, neither Pennsylvania Mutual Fund, PMF II nor Royce Special Equity Fund has any current intention of investing in the securities of any open-end investment companies.

Royce Financial Services Fund

      Royce Financial Services Fund normally invests at least 65% of its assets in the common stocks and convertible securities of companies "principally" engaged in the financial services industry. For these purposes, a company is deemed to be "principally" engaged in the financial services industry if, as of the end of or for its most recent fiscal year, at least 50% of its consolidated assets, revenues or net income are committed to, or are derived from, financial services-related activities.

      Royce Financial Services Fund may invest in the securities of a company that is engaged in securities related activities, such as a broker, a dealer, an underwriter, an investment adviser registered under the Investment Advisers Act of 1940 or an investment adviser to an investment company, subject to the following limitations. In the case of a company that, in its most recent fiscal year, derived more than 15% of its gross revenue from such activities:

     (a) The purchase cannot cause more than 5% of the Fund's assets to be invested in the securities of the company;

     (b) For an equity security, the purchase cannot result in the Fund owning more than 5% of the company's outstanding securities of that class; and

     (c) For a debt security, the purchase cannot result in the Fund owning more than 10% of the principal amount of the company's outstanding debt securities.

      In applying the gross revenue test, a company's gross revenue from its own securities related activities and from its ratable share of the securities related activities of enterprises of which it owns 20% or more of the voting or equity interest are considered in determining the degree to which the company is engaged in securities related activities. The limitations apply only at the time of the Fund's purchase of the securities of such a company. When Royce is considering purchasing or has purchased warrants or convertible securities of a securities related business for the Fund, the required determination is made as though it had exercised such warrants or conversion privileges.

      Royce Financial Services Fund may not acquire a general partnership interest or a security issued by its investment adviser or principal underwriter or any affiliated person of its investment adviser or principal underwriter.

      Royce Financial Services Fund may invest up to 20% of its assets in the securities of other investment companies, provided that (i) the Fund and all affiliated persons of the Fund do not own, in the aggregate, more than 3% of the total outstanding stock of any one such company and (ii) the Fund does not offer or sell its shares at a public offering price which includes a sales load of more than 1 1/2%. (The 20% and 3% limitations do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation or merger.) Under the 1940 Act, the other investment company is not obligated to redeem any of its securities held by the Fund in an amount exceeding 1% of its total outstanding securities during any period of less than thirty days. The Fund will exercise voting rights with respect to any such security by voting the securities held by it in the same proportion as the vote of all other holders of the security.

      Royce Financial Services Fund currently does not intend to invest more than 5% of its assets in the securities of any one other investment company, to purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid) or to purchase or hold securities issued by other open-end investment companies (except for cash collateral received in connection with its securities lending activities and invested in the money market funds of its custodian bank).

Royce Financial Services Fund
PMF II

     Royce Financial Services Fund and PMF II may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the "Securities Act") and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

      A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.


            	RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

     No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

      A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

     Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

      The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

      Each Fund may invest up to 5% (15% for PMF II) of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since  the  risk of default is higher for lower-rated (high-risk)  debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

      Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic  conditions  or
other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

      The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody's (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody's (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody's (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody's (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics).

Foreign Investments

      Except for Financial Services Fund, which is not subject to any such limitation, each Fund may invest up to 10% of its total assets (25% for PMF II and Royce Special Equity Fund) in the securities of foreign issuers. Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund's ability to realize on its investment in such securities. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

      Although changes in foreign currency rates may adversely affect the Funds' foreign investments, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

     Exchange control regulations in such foreign markets may also adversely affect the Funds' foreign investments and the Funds' ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

       Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

     In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security, provided that such agreements are collateralized by cash or securities issued by the U.S.

Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

Warrants, Rights and Options

      Each Fund, other than Pennsylvania Mutual Fund, may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, right or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P 600.

      Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Portfolio Turnover

     [                          ]


                             * * *

      Royce believes that each of the Funds, except Royce Total Return Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable only for those investors who are in a financial position to assume above-average risks in search for long-term capital appreciation.

                           MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:


                   Positions
Name, Address and  Held         Principal Occupations During
Age                with the     Past 5 Years
                   Trust
-----------------  --------     ----------------------------
                                President, Managing Director
Charles M. Royce*  Trustee,     (since April 1997), Secretary,
(59)               President    Treasurer, sole director and
1414 Avenue of     and          sole voting shareholder of
the                Treasurer    Royce & Associates, Inc.
  Americas                      ("Royce"), formerly named Quest
New York, NY                    Advisory Corp., the Trust's and
10019                           its predecessors' investment
                                adviser; Trustee, President and
                                Treasurer of the Trust;
                                Director, President and
                                Treasurer of Royce Value Trust,
                                Inc. ("RVT"), Royce Micro-Cap
                                Trust, Inc. ("OTCM")  and Royce
                                Global Trust, Inc. ("RGT")
                                (since October 1996), closed-end
                                diversified management
                                investment companies of which
                                Royce is the investment adviser;
                                Trustee, President and Treasurer
                                of Royce Capital Fund ("RCF")
                                (since December 1996), an open-
                                end diversified management
                                investment company of which
                                Royce is the investment adviser
                                (the Trust, RVT, OTCM, RGT and
                                RCF collectively, "The Royce
                                Funds"); Secretary and sole
                                director of  Royce Fund
                                Services, Inc. ("RFS"), formerly
                                named Quest Distributors, Inc.,
                                a wholly-owned subsidiary of
                                Royce and the distributor of the
                                Trust's shares; and managing
                                general partner of  Royce
                                Management Company ("RMC"),
                                formerly named Quest Management
                                Company, a registered investment
                                adviser.

Hubert L. Cafritz  Trustee      Financial consultant.
(75)
9421 Crosby Road
Silver Spring, MD
20910

Donald R. Dwight   Trustee      President  of  Dwight  Partners,
(67)                            Inc.;   Chairman  (until   March
16 Clover Mill                  1998)   and  Chairman   Emeritus
Lane                            (since March 1998) of Newspapers
Lyme, NH 03768                  of New England, Inc.

                   Positions
Name, Address and  Held         Principal Occupations During
Age                with the     Past 5 Years
                   Trust
-----------------  --------     ----------------------------

Richard M. Galkin  Trustee      Private  investor and  President
(60)                            of Richard M. Galkin Associates,
654 Boca Marina                 Inc.,        tele-communications
Court                           consultants.
Boca Raton, FL
33487

Stephen L. Isaacs  Trustee      President  of  The  Center   for
(59)                            Health  and Social Policy  since
845 25th Avenue                 September  1996;  President   of
San Francisco, CA               Stephen  L.  Isaacs  Associates,
94121                           Consultants;  and  Director   of
                                Columbia  University Development
                                Law   and  Policy  Program;  and
                                Professor at Columbia University
                                until August 1996.

William L. Koke    Trustee      Registered  investment   adviser
(64)                            and   financial   planner   with
73 Pointina Road                Shoreline Financial Consultants.
Westbrook, CT
06498

David L. Meister   Trustee      Consultant to the communications
(59)                            industry.
1535 Michael Lane
Pacific
Palisades, CA
90272

Jack E. Fockler,   Vice         Managing  Director (since  April
Jr.* (40)          President    1997)  and  Vice  President   of
1414 Avenue of                  Royce,  having been employed  by
the                             Royce  since October 1989;  Vice
   Americas                     President of RGT (since  October
New York, NY                    1996), RCF (since December 1996)
10019                           and  of  the  other Royce  Funds
                                (since    April   1995);    Vice
                                President of RFS (since November
                                1995);  and  general partner  of
                                RMC.

W. Whitney         Vice         Managing  Director (since  April
George*(40)        President    1997)  and  Vice  President   of
1414 Avenue of                  Royce,  having been employed  by
the                             Royce  since October 1991;  Vice
   Americas                     President of RCF (since December
New York, NY                    1996);  Vice  President  of  RGT
10019                           (since October 1996) and of  the
                                other  Royce Funds (since  April
                                1995);  and  general partner  of
                                RMC.

Daniel A.          Vice         Vice  President of Royce  (since
O'Byrne* (36)      President    May  1994), having been employed
1414 Avenue of     and          by Royce since October 1986; and
the                Assistant    Vice  President  of  RGT  (since
   Americas        Secretary    October  1996),  of  RCF  (since
New York, NY                    December 1996) and of the  other
10019                           Royce Funds (since July 1994).

                   Positions
Name, Address and  Held         Principal Occupations During
Age                with the     Past 5 Years
                   Trust
-----------------  --------     ----------------------------

John E. Denneen*   Secretary    Associate  General  Counsel   of
(32)                            Royce    (since    May    1996);
1414 Avenue of                  Secretary of RGT (since  October
the                             1996),  of  RCF (since  December
  Americas                      1996)  and  of the  other  Royce
New   York,    NY               Funds  (since  June  1996);  and
10019                           Associate  of  Seward  &  Kissel
                                prior to May 1996.
_____________________________________________________________________________
     *An "interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

      All of the Trust's trustees (other than Messrs. Cafritz and Koke) are also directors/trustees of RVT, OTCM and RCF, and all of them (other than Mr. Cafritz) are also directors of RGT.

      The Board of Trustees has an Audit Committee, comprised of Hubert L. Cafritz, Richard M. Galkin, Stephen L. Isaacs, William L. Koke and David L. Meister. The Audit Committee is responsible for recommending the selection and nomination of the Funds' independent accountants and for conducting post-audit reviews of the Funds' financial conditions with such auditors.

      For the year ended December 31, 1998, the following trustees and affiliated persons of the Trust received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:


                   Aggregate   Pension or Retirement     Total Compensation
                 Compensation   Benefits Accrued As     from The Royce Funds
Name              From Trust  Part of Trust Expenses  paid to Trustee/Directors
----		  ----------  ----------------------  -------------------------
Hubert L. Cafritz,    $                 N/A  		$
Trustee

Donald R. Dwight,                       N/A
Trustee

Richard M. Galkin,                      N/A
Trustee

Stephen L. Isaacs,                      N/A
Trustee

William L. Koke,                        N/A
Trustee

                   Aggregate   Pension or Retirement     Total Compensation
                 Compensation   Benefits Accrued As     from The Royce Funds
Name              From Trust  Part of Trust Expenses  paid to Trustee/Directors
----		  ----------  ----------------------  -------------------------

David L. Meister,     $                 N/A
Trustee

John D. Diederich                      $           		N/A
Director of
  Administration

                    PRINCIPAL HOLDERS OF SHARES

      As of December 31, 1998, the following persons were known to the Trust to be the record or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:

                         Number     	Type of    	Percentage of
Fund                     of Shares  	Ownership  	Outstanding Shares
----			 ---------	---------	------------------
Royce Premier Fund
Charles Schwab & Co., Inc.              Record
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Micro-Cap Fund
     Investment Class

Charles Schwab & Co., Inc.              Record
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Micro-Cap Fund
     Consultant Class

McDonald & Co. Securities Inc.          Record
FBO James M. Varin IRA
2336 Turnberry LN
Ft. Wayne, IN 46804-9355

Donaldson Lufkin Jenrette               Record
  Securities Corp. Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

                         Number     	Type of    	Percentage of
Fund                     of Shares  	Ownership  	Outstanding Shares
----			 ---------	---------	------------------

NFSC                                    Record
FBO Natalie Ross
6 Blind Brook Road
Westport, CT 06880-2908

Pennsylvania Mutual Fund
   Investment Class

Charles Schwab & Co., Inc.              Record
101 Montgomery Street
San Francisco, CA 94104-4122

Laird Lorton Trust Company C/F          Record
Administrative Systems Inc.
Norton Building, 16th Floor
801 Second Avenue
Seattle, WA 98104-1509

Royce Select Fund
Charles M. Royce                        Record and
c/o Royce Management Company            Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Royce GiftShares Fund
   Investment Class

W. Whitney George , Trustee             Record and
The Royce 1992 GST Trust            	Beneficial
1414 Avenue of the Americas
New York, NY 10019

Royce Total Return Fund
Charles Schwab & Co. Inc.               Record
Attn. Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Low-Priced Stock Fund
Charles Schwab & Co., Inc.              Record
101 Montgomery Street
San Francisco, CA 94104-4122

                         Number     	Type of    	Percentage of
Fund                     of Shares  	Ownership  	Outstanding Shares
----			 ---------	---------	------------------

Charles M. Royce                        Record and
Royce Management Company            	Beneficial
8 Soundshore Drive
Greenwich, CT 06830

PMF II
Charles Schwab & Co. Inc.               Record
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Charles M. Royce                        Record and
c/o Royce Management Company            Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Royce  Financial Services Fund
Charles M. Royce                    	Record and
c/o Royce Management Company            Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Bruce Museum Inc.        		Record and
Museum Drive        			Beneficial
Greenwich, CT 06830

Charles Schwab & Co. Inc.               Record
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Royce Special Equity Fund
Kinco & Co. FBO 5686                    Record
c/o Republic National Bank of NY
One Hanson Place
Brooklyn, NY 11243-2900

Charles R. Dreifus                      Record and
1414 Avenue of the Americas             Beneficial
New York, NY 10019

                         Number     	Type of    	Percentage of
Fund                     of Shares  	Ownership  	Outstanding Shares
----			 ---------	---------	------------------

Charles M. Royce                         Record and
c/o Royce Management Company             Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Daniel B. Strickbergen                   Record and
30 Petersville Road                      Beneficial
Mount Kisco, NY 10549-4514

      As of December 31, 1998, all of the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Consultant Classes of Royce Micro-Cap and GiftShares Funds, of each class of Pennsylvania Mutual Fund and of Royce Premier and Total Return Funds, approximately ___% of the outstanding shares of the Investment Class of Royce Micro-Cap Fund, approximately ____% of the outstanding shares of Royce Select Fund, approximately ____% of the outstanding shares of the Investment Class of Royce GiftShares Fund, approximately ____% of the outstanding shares of Royce Low-Priced Stock Fund, approximately ____% of the outstanding shares of PMF II, approximately ____% of the outstanding shares of Royce Financial
Services Fund, and approximately ____% of the outstanding shares of Royce Special Equity Fund. Charles M. Royce is a controlling shareholder of Royce Select Fund, Royce Financial Services Fund and Royce Special Equity Fund because he beneficially owns ___%, ___% and ___% of each Fund's outstanding shares, respectively. Charles R. Dreifus is a controlling shareholder of Royce Special Equity Fund because he beneficially owns approximately ___% of the Fund's outstanding shares.


     			INVESTMENT ADVISORY SERVICES

Services Provided by Royce

       As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees:

                                        Percentage Per Annum
     Fund                     		of Fund's Average Net Assets
     ----				----------------------------
     Royce Premier Fund                 1.00
     Royce Micro-Cap Fund               1.50
     Pennsylvania Mutual Fund           1.00% of first $50,000,000,
                              		.875% of next $50,000,000 and
                              		.75% of any additional average net assets
     Royce GiftShares Fund              1.25
     Royce Total Return Fund            1.00
     Royce Low-Priced Stock Fund   	1.50

                                        Percentage Per Annum
     Fund                     		of Fund's Average Net Assets
     ----				----------------------------

     PMF II                        	1.00
     Royce Financial Services Fund 	1.50
     Royce Special Equity Fund          1.00

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Micro-Cap, Pennsylvania Mutual Fund and Royce GiftShares Funds, are allocated between the Investment and Consultant Classes of their shares based on their relative net assets.

      Under such Investment Advisory Agreements, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; (iii) furnishes, without expense to the Trust, the services of certain of its executive officers and full-time employees; and (iv) pays such persons' salaries and executive expenses and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

     Under the Investment Advisory Agreement for Royce Select Fund, such Fund will pay Royce a performance fee. See "Management of the Fund" in Royce Select Fund's Prospectus for further information concerning this fee and other material terms of such Investment Advisory Agreement, including Royce's obligation to pay the Fund's ordinary operating expenses.

      For each of the three years ended December 31, 1996, 1997 and 1998, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:

                             Net Advisory Fees   	Amounts
                             Received by Royce   	Waived by Royce
			     -----------------		---------------
     Royce Premier Fund
     1996                        $2,838,340          	 $65,000
     1997                         4,319,656                -
     1998

     Royce Micro-Cap Fund
     1996                         1,792,264          	 96,036
     1997                         1,937,727        	511,724
     1998

                             Net Advisory Fees   	Amounts
                             Received by Royce   	Waived by Royce
			     -----------------		---------------

      Pennsylvania Mutual Fund
      1996 			 $4,104,694             $198,074
      1997                        4,379,842               -
      1998

      Royce Select Fund
      1998*

      Royce GiftShares Fund
      1996                               0                 7,866
      1997                               0            	  19,859
      1998

      Royce Total Return Fund
      1996                          12,189          	  28,758
      1997                         444,718           	  93,398
      1998

      Royce Low-Priced Stock Fund
      1996                         122,045          	  51,828
      1997                         146,709        	 108,828
      1998

      PMF II
      1996**                             0      	  12,215
      1997                          84,743        	 114,508
      1998

      Royce Financial Services Fund
      1996                               0       	  29,185
      1997                           4,322          	  28,934
      1998

      Royce Special Equity Fund
      1998***

     _________
*     November 18, 1998 (commencement of operations) to December 31, 1998
**    November 19, 1996 (commencement of operations) to December 31, 1996
***   May 1, 1998 (commencement of operations) to December 31, 1998

     				DISTRIBUTOR

      RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund's shares. RFS has its office at 1414 Avenue of the Americas, New York, New York 10019. It was organized in November 1982 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

      As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, for and from the assets of the Fund involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Micro-Cap Fund's, Pennsylvania Mutual Fund's and Royce GiftShares Fund's Consultant Classes respective average net assets and .25% per annum (consisting of an asset-based sales charge) of Royce GiftShares Fund's Investment Class and Royce Low-Priced Stock and Financial Services Funds' respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to receive the proceeds of any front-end sales loads that may be imposed on purchases of shares of Royce Micro-Cap Fund's, Pennsylvania Mutual Fund's and Royce
GiftShares Fund's Consultant Classes and of any contingent deferred sales charges that may be imposed on redemptions of such shares. Currently, each of Pennsylvania Mutual Fund's and Royce Micro-Cap Fund's Consultant Class shares bear a 1% contingent deferred sales charge on shares redeemed within one year of their purchase, and Royce GiftShares Fund's Consultant Class shares bear a contingent deferred sales charge which declines from 5% during the first year after purchase to 1.5% during the sixth year after purchase. No contingent deferred sales charge is imposed after the sixth year. Royce Premier Fund's, Royce Micro-Cap Fund's, Pennsylvania Mutual Fund's, Royce Select Fund's, Royce Total Return Fund's, PMF II's and Royce Special Equity Fund's Investment Classes are not obligated to pay any fees to RFS under the Distribution Agreement.

      Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

     The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Trust's Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.


      The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

      The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

      The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) either by the vote of a majority of the outstanding shares of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

      While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

      RFS has temporarily waived the distribution fees payable to it by Royce GiftShares Fund's Investment Class, Royce Low-Priced Stock Fund and Royce Financial Services Fund.

      No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. Charles M. Royce, an interested person of the Trust, Royce and RFS, had such an interest.

     Under the Rules of Fair Practice of the NASD, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for each Fund's shares, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

      State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.


	                    INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, whose address is One Post Office Square, Boston, Massachusetts 02109, are the Trust's independent accountants.


                             PORTFOLIO TRANSACTIONS

      Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best price and execution for the security involved in the transaction. Best price and execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

      In addition to considering a broker's execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, research related to portfolio company shareholder voting and performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance and settlement.

      Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce's overall responsibilities with respect to its accounts and those of RMC.

      Research services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts and those of RMC, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce's receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

      Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds' shares, and Royce and/or RFS may separately compensate them for doing so. RFS does not effect portfolio security transactions for the Funds or others.

     Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce and RMC, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce/RMC account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce/RMC account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce/RMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, Royce places and executes unallocated orders with broker-dealers during the trading day and then allocates the securities purchased or sold in such transactions to one or more of Royce's and RMC's accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it and RMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

      During each of the three years ended December 31, 1996, 1997 and 1998, the Funds paid brokerage commissions as follows:

Fund                     	 1996          1997    	   1998
----				 ----	       ----	   ----
Royce Premier Fund    		$429,150      $583,759
Royce Micro-Cap Fund    	 295,737       246,667
Pennsylvania Mutual Fund         935,022       375,095

Fund                     	 1996          1997    	   1998
----				 ----	       ----	   ----
Royce Select Fund            	 --            --      	   *
Royce GiftShares Fund      	   3,555         8,178
Royce Total Return Fund           21,379       127,534
Royce Low-Priced Stock Fund      114,456       100,845
PMF II                    	  29,490**      66,857
Royce Financial Services Fund      6,872         5,511
Royce Special Equity Fund        --            --          ***
______________
* For the period from November 18, 1998 (commencement of operations) to December 31, 1998
**   For  the period from November 19, 1996 (commencement of operations)  to
December 31, 1996
*** For the period from May 1, 1998 (commencement of operations) to December 31, 1998

      For the year ended December 31, 1998, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

                        Aggregate Amount of
                        Brokerage Transactions 		Commissions Paid
Fund                    Having a Research Component     For Such Transactions
---- 			---------------------------	---------------------
Royce Premier Fund      $                      $
Royce Micro-Cap Fund
Pennsylvania Mutual Fund
Royce Select Fund
Royce GiftShares Fund
Royce Total Return Fund
Royce Low-Priced Stock Fund
PMF II
Royce Financial Services Fund
Royce Special Equity Fund


               CODE OF ETHICS AND RELATED MATTERS

      Royce, RFS, RMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Royce, RFS and RMC
("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce or RMC account. The Code of Ethics permits such persons to engage in other personal securities transactions if
(i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment or employer-sponsored automatic payroll-deduction cash purchase plan or (ii) they first obtain permission to trade from Royce's Compliance Officer and an executive officer of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

      Royce's and RMC's clients include several private investment companies in which Royce or RMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr., W. Whitney George, Boniface A. Zaino and/or other Royce-related persons may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce or RMC for such private investment company accounts, and transactions for such accounts are subject to Royce's and RMC's allocation policies and procedures. See "Portfolio Transactions".

        As of __________, 1999, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $__ million, and Royce's and RMC's equity interests in Royce-related private investment companies totalled approximately $___ million.


                	PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectuses.

      As set forth under "Net Asset Value Per Share", State Street determines each Fund's net asset value per share at the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


        	              REDEMPTIONS IN KIND

      Conditions may arise in the future which would, in the judgment of the Trust's Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions, valued at the same value assigned to them in computing the Fund's net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                        	    TAXATION

      Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of  the  Code
relating to, among other things, the source of its income and the diversification of its assets.

      By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

     The Internal Revenue Service (the "IRS") will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year,
(i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

      Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to "pass through" such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), the Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The Fund would include in the Fund's investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, it would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

      In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would need to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. In the event that the Fund makes a mark to market election for the current taxable year, then any resulting gain or loss is reportable as ordinary income or loss. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.


Distributions

      For  Federal income tax purposes, distributions by each Fund  from  net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations. The dividends received deduction for corporate shareholders may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund are treated as debt-financed or are deemed to have been held for fewer than 46 days, during a 90 day period beginning 45 days before and ending 45 days after the Fund is entitled to receive such dividends, or under other generally applicable statutory limitations.

      So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held his or its Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. Such long-term capital gains are generally taxed at a maximum marginal rate of 20%.

      Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

      A  distribution  is treated as paid during a calendar  year  if  it  is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund's taxable year may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

     The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.


Back-up Withholding/Withholding Tax

     Under the Code, certain non-corporate shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the IRS requires the Trust to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

      Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities are subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States tax consequences to them of investing in a Fund.


Timing of Purchases and Distributions

      At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

      Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. Gains for non-corporate shareholders will be taxed at a maximum Federal rate of 20% for shares held for more than 12 months; and 39.6% (ordinary income rate) for shares held for 12 months or less. For regular corporations, the maximum Federal rate on all income is 35%. The IRS will disallow a loss to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

                            *  *  *
      The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of
Fund  shares,  also may be subject to state and local taxes.   Under  current
law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

      Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.


Royce GiftShares Fund

     Gift Taxes

     An investment in Royce GiftShares Fund may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the year.

      If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $10,000) to the same individual during that year, (ii) the Donor and his or her spouse elects to have any gifts by either of them treated as "split gifts" (i.e., treated as having been made one-half by each of them for gift tax purposes) or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

      If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form
709) reporting the entire amount of the gift, even if the gift is less than $10,000.

      No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal gift and estate tax applicable exclusion amount (currently $650,000 in 1999, $675,000 in 2000 and 2001 and eventually increasing in uneven stages to $1,000,000 in 2006). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal gift and estate tax exemption that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

      The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of those that do follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

     Generation-Skipping Transfer Taxes

      If the Beneficiary of a gift of Royce GiftShares Fund shares is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax ("GST tax"). The Donor may protect these gifts from the GST tax by allocating his or her GST exemption until his or her cumulative gifts (other than certain gifts qualifying for the annual exclusion or other exclusions) to individuals assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants exceed the GST tax exemption (currently, $1,000,000). The tax rate on transfers subject to GST tax is the maximum Federal estate tax rate (currently, 55%). The donor must report gifts subject to GST tax, whether or not covered by the GST tax exemption, on the Donor's Federal gift tax return. Whether, and the extent to which, an investment in Royce GiftShares Fund will qualify for the Federal annual gift tax exclusion will depend upon the option selected and other gifts that the Donor and his or her spouse may have made during the year. See "Gift Taxes" above.

     Income Taxes

      The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income  or  capital gains.  The Trustee will prepare  and  file  the
Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary's parents. The Beneficiary will have the option to require the Trustee to pay him or her a portion of the Trust's income and capital gains annually to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be a fraction of the Trust's ordinary income and short-term capital gains and long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 20%, respectively). If the Beneficiary selects this option, he or she will receive those fractions of his or her Trust's income and capital gains annually for the duration of the Trust.

      Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary's Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

      If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 39.6%), but at a much lower taxable income level (for 1999, $8,450) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

     When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

     Consultation With Qualified Tax Adviser

     Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce GiftShares Fund.


	                    DESCRIPTION OF THE TRUST

Trust Organization

      The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds' investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Each Fund, other than Royce Micro-Cap, Pennsylvania Mutual and Royce GiftShares Funds, presently has only one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter.

     Royce Micro-Cap Fund, Pennsylvania Mutual Fund and Royce GiftShares Fund each have two classes of shares, an Investment Class and a Consultant Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

      On June 17, 1997, Pennsylvania Mutual Fund and Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of Royce Value Fund and Royce Equity Income Fund, respectively. The acquisitions were accomplished by exchanging shares of Pennsylvania Mutual Fund's Consultant Class and of Royce Total Return Fund equal in value to the shares of Royce Value Fund and Royce Equity Income Fund owned by each of their respective shareholders.

      On November 25, 1997, Royce Global Services Fund changed its investment objective and, in connection therewith, its name to Royce Financial Services Fund.

      Each of the Trustees currently in office, other than Mr. Dwight, were elected by the Predecessor's shareholders. Mr. Dwight was elected by the
Trust's Board of Trustees on June 18, 1998, to serve as a Trustee of the Trust until his successor has been duly elected. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

      The trustee of the Royce GiftShares Fund trusts will send notices of meetings of Royce GiftShares Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all GiftShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as GiftShares Fund shares for which proxies are returned.

      Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

Shareholder Liability

       Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

Total Return Calculations

      Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.


Historical Fund Results

      The following table shows certain of the Funds' total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds' total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds' total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

                                  Period Ended
Fund                              December 31, 1998   Russell 2000    S&P 500
----				  -----------------   ------------    -------
Royce Premier Fund
1 Year Total Return                     	6.7 %       -2.6%      	28.5 %
5 Year Average Annual Total Return
Average Annual Total Return since 12-31-91
(commencement of operations)

Royce Micro-Cap Fund
1 Year Total Return                 		-3.3 %       -2.6%      28.5%
Year  Average Annual Total Return       	11.4         11.9     	24.1
Average Annual Total Return since 12-31-91  	15.5         13.8       19.5
(commencement of operations)

Royce Micro-Cap Fund (Consultant Class)
Total Return since 5-4-98          	       -14.6%       -12.4%      10.7%
(commencement of sale of Consultant Class shares)

Pennsylvania Mutual Fund  (Investment Class)
1 Year Total Return                  		4.2%         -2.6%      28.5%
5 Year Average Annual Total Return      	11.6          11.9 	24.1
10 year Average Annual Total Return             11.8          12.9	19.2

Pennsylvania Mutual Fund (Consultant Class)
1 Year Total Return                 		 3.4%         -2.6%	28.5%
Cumulative Annual Total Return since 6-18-97    10.0           6.1	25.4
(commencement of sale of Consultant Class shares)

Royce Select Fund
Total Return since 11-18-98                     7.9%           7.8%	 7.6%
(commencement of operations)

Royce GiftShares Fund (Investment Class)
1 Year Total Return               	       19.5%          -2.6%     28.5%
Average Annual Total Return since 12-27-95     23.6           11.8	28.2
(commencement of operations)

Royce GiftShares Fund (Consultant Class)
1 Year Total Return                	       18.5%          -2.6%     28.5%
Average Annual Total Return since 9-26-97      15.8	      -3.8      25.0
(commencement of sale of Consultant Class shares)

                                  Period Ended
Fund                              December 31, 1998   Russell 2000    S&P 500
----				  -----------------   ------------    -------

Royce Total Return Fund
1 Year Total Return                             4.8%          -2.6%    	28.5%
5 Year Average Annual Total Return             16.7	      11.9      24.1
Average Annual Total Return since 12-15-93     15.8	      12.5      24.1
(commencement of operations)

Royce Low-Priced Stock Fund
1 Year Total Return                  	        2.4%          -2.6%    	28.5%
5 Year Average Annual Total Return              13.6	      11.9      24.1
Average Annual Total Return since 12-15-93      13.6	      12.5      24.1
(commencement of operations)

PMF II
1   Year  Total  Return                          4.9%         -2.6%	28.5%
Average Annual Total Return since 11-19-96      14.6	      11.1      29.1
(commencement of operations)

Royce Financial Services Fund
1 Year Total Return                  	        8.0%          -2.6%    	28.5%
Average Annual Total Return since 12-15-94     15.8	      16.5      30.4
(commencement of operations)

Royce Special Equity Fund
Total  Return  since 5-1-98                    -6.8%          -12.3%	10.8%
(commencement of operations)

      During the applicable period ended December 31, 1998, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:

                                        	   Value of
Fund/Period Commencement Date      Hypothetical Investment at December 31, 1998
-----------------------------	   --------------------------------------------
Royce Premier Fund (12-31-91)                	   $  25,037
Royce Micro-Cap Fund (12-31-91)                       27,476
Pennsylvania Mutual Fund (12-31-78)                  179,731
Royce Select Fund (11-18-98)                          10,785
Royce GiftShares Fund (12-27-95)                      18,943
Royce Total Return Fund (12-15-93)                    21,689
Royce Low-Priced Stock Fund (12-15-93)                18,986
PMF II     (11-19-96)                                 13,335
Royce Financial Services Fund (12-15-94)              18,127
Royce Special Equity Fund (5-1-98)                     9,316

      The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 1998, were:

     Fund                     Lipper Ranking
     ----		      --------------

Royce Premier Fund               137 out of 636 small-cap funds
Royce Micro-Cap Fund              24 out of 45 micro-cap funds
Pennsylvania Mutual Fund         187 out of 636 small-cap funds
Royce GiftShares Fund             33 out of 636 small-cap funds
Royce Total Return Fund          179 out of 636 small-cap funds
Royce Low-Priced Stock Fund      213 out of 636 small-cap funds
PMF II                           175 out of 636 small-cap funds
Royce Financial Services Fund     23 out of 48 financial services funds

Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31,
1998, the average included 278 capital appreciation funds, 1,127 growth funds, 366 mid-cap funds, 724 small company growth funds, 55 micro-cap funds, 872 growth and income funds, 242 equity income funds and 105 S&P 500 objective funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 Index objective funds seek to replicate the performance of the S&P 500.

      The Lipper Growth & Income Fund Index can be used to show how the Total Return Fund's performance compares to a set of growth and income funds. The Lipper Growth & Income Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds within Lipper's growth and income investment objective category.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S.

capital  markets  in  order  to
demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

      The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) U.S. 9-10 Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile. As of November 30, 1998, DFA U.S. 9-10 Small Company Fund contained approximately 2,920 stocks, with a median market capitalization of about $137 million.

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

      The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1998, the weighted mean market value of a company in this Index was approximately $_____ million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of approximately 2,000 of the smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time. In addition, Royce may compare the performance of one or more of the Funds over various time periods and/or market cycles to the record of one or more indices or funds described above.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds in financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

     Morningstar, Inc.'s proprietary risk ratings may be quoted in Fund sales and/or advertising materials. For the three years ended December 31, 1998, the average risk score for the 1,990 domestic equity funds rated by Morningstar with a three-year history was 1.09 and the average risk score for the 397 small company funds rated by Morningstar with a three-year history was 1.47. For the three years ended December 31, 1998, the risk scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and its small company category were as follows:

         	Morningstar          Rating within Morningstar Category of
Fund     	Risk Score         Equity Funds  	  Small Company Funds
----		----------	   ------------           -------------------
Premier      	  0.78     	Within highest 18% 	  Within highest 5%

Micro-Cap         1.06          Within highest 62% 	  Within highest 21%
(Investment
Class)

Pennsylvania      0.77          Within  highest 16%       Within highest 4%
Mutual (In-
vestment
Class)

GiftShares        0.68          Within highest 6%         Within highest 2%
Investment
Class)

Total Return      0.47          Within highest 1%	  Within highest 1%

         	Morningstar          Rating within Morningstar Category of
Fund     	Risk Score         Equity Funds  	  Small Company Funds
----		----------	   ------------           -------------------

Low-Priced        1.05           Within highest 61%        Within highest 19%
Stock

Financial Ser-     .74           Within highest 12%   	   N/A
vices


      The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares were purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of declining price levels.

      The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

Risk Measurements

      Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

     Standard Deviation. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk can be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period.

      Return Per Unit of Risk. This is a measure of a fund's risk adjusted return and is calculated by dividing a fund's average annual total return by its annualized standard deviation over a designated time period.

      Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market.

      Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the underperformances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

      Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of total risk assumed.

      Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

      Jensen's Alpha. This is the difference between a fund's actual returns and those that would have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

      Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

PART C -- OTHER INFORMATION


Item 23.       Exhibits:

                The exhibits required by Items (a) through (f), (h) through (m) and (o), to the extent applicable to the
          Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19,
          20,  21, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33,  34,
          35,  38, 40, 41, 42, 43, 46, 47 and 48 thereto and,  with
          respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56,
          and 58, and are incorporated by reference herein.

          (c) Form of Revised Royce GiftShares Trust Instrument and related Adoption Agreement.

          (d) Investment Advisory Fee Waiver Agreements for Royce Micro-Cap Fund (Investment Class), Royce Micro-Cap Fund (Consultant Class), Royce Total Return Fund (Investment Class), Royce Low-Priced Stock Fund (Investment Class), Royce Financial Services Fund (Investment Class), Royce GiftShares Fund (Investment Class), Royce GiftShares Fund (Consultant Class), Royce Special Equity Fund (Investment Class) and PMF II (Investment Class), dated December 16, 1998.

          (e) Distribution Fee Waiver Agreements for Royce Low-Priced Stock Fund (Investment Class), Royce Financial Services Fund (Investment Class), Royce GiftShares Fund (Investment Class) and Pennsylvania Mutual Fund (Consultant Class), dated December 16, 1998.

          (f) Form of Deferred Fee Agreement for Trustees, dated December 31, 1998.

          (h) Amendment No. 1 to Transfer Agency and Service Agreement, dated November 18, 1998.

          (i)     Consent  of  PriceWaterhouseCoopers  LLP,   dated
          February 19, 1999.

          (l) Investment representation letter for Royce Select Fund, dated November 17, 1998.


Item 24.  Persons  Controlled  by  or  Under  Common  Control  With
          Registrant

          There are no persons directly or indirectly controlled by or under common control with the Registrant.


Item 25.  Indemnification

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX

          LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any
     agent,   employee,  investment  adviser  or
     independent
     contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     INDEMNIFICATION

               Section 2.

                (a) Subject to the exceptions and limitations contained in Section 2(b) below:

                     (i)   Every person who is, or has been, a
     Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                      (ii) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                (b)    No  indemnification shall  be  provided
     hereunder to a Covered Person:

                          (i)   Who shall, in respect  of
          the matter or matters involved, have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                    (ii)  In the event of a settlement, unless
     there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                          (A)   By  the court or  other  body
     approving the settlement;

                          (B)   By a majority of those Trustees
     who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily
     available   facts  (as  opposed  to  a  full   trial-type
     inquiry); or

                          (C)   By   written   opinion   of
     independent legal counsel, based upon a review of readily
     available   facts  (as  opposed  to  a  full   trial-type
     inquiry).

                (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

           (b)(1)     Paragraph  8 of the Investment  Advisory
Agreements  by  and  between  the  Registrant  and   Royce   &
Associates,  Inc.  (formerly  named  Quest   Advisory   Corp.)
provides as follows:

                "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the
Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or
(ii) an independent legal counsel in a written opinion."

           (c)  Paragraph 9 of the Distribution Agreement made
October 31, 1985 by and between the Registrant and Royce  Fund
Services,  Inc.  (formerly  named  Quest  Distributors,  Inc.)
provides as follows:

                 "9. Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

          Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including
     (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."


Item 26.  Business and Other Connections of Investment Advisers

           Reference is made to the filings on Schedule  D  to
the  Form  ADV,  as amended, of Royce & Associates,  Inc.  for
Registration  as  Investment  Adviser  under  the   Investment
Advisers Act of 1940.


Item 27.  Principal Underwriters

           Royce Fund Services, Inc. is the Registrant's principal underwriter in connection with the sale of shares of the Registrant. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 1414 Avenue of the Americas, New York, New York 10019.

                         Positions and          Positions and
                            Offices                Offices
        Name           with Underwriter           with Fund
        ----           ----------------           ---------
Charles M. Royce      Director, Secretary         President
John D. Diederich         President             Director of
                                               Administration
Jack E. Fockler, Jr.     Vice President        Vice President


Item 28.  Location of Accounts and Records

           The accounts, books and other documents required to
be  maintained  by the Registrant pursuant to  the  Investment
Company   Act  of  1940,  are  maintained  at  the   following
locations:

                         The Royce Fund
                         1414 Avenue of the Americas
               		 10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101


Item 29.  Management Services

          State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed
Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

           Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

               1998:               $
               1997:               $462,684
               1996:               $468,735


Item 30.  Undertakings

          None.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of February, 1999.


                                        THE ROYCE FUND


                                   By:  /s/ Charles M. Royce
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                    DATE

/s/ Charles M. Royce          President, Treasurer and 2/22/99
Charles M. Royce              Trustee
                              (Principal Executive,
                              Financial and Accounting
                              Officer)

/s/ Hubert L. Cafritz         Trustee                  2/22/99
Hubert L. Cafritz

/s/ Donald R. Dwight          Trustee                  2/22/99
Donald R. Dwight

/s/ Richard M. Galkin         Trustee                  2/22/99
Richard M. Galkin

/s/ Stephen L. Isaacs         Trustee                  2/22/99
Stephen L. Isaacs

/s/ William L. Koke           Trustee                  2/22/99
William L. Koke

/s/ David L. Meister          Trustee                  2/22/99
David L. Meister

                                   NOTICE

     A copy of the Trust Instrument of The Royce Fund is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.